STAG VARIABLE LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase the Stag Variable Life insurance policy. Please read it carefully.

Stag Variable Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  American Funds Global Growth Fund Sub-Account               Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Fund             Class 2 of the Global Small Capitalization Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Growth Fund Sub-Account                      Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds Growth-Income Fund Sub-Account               Class 2 of the Growth-Income Fund of American
                                                              Funds Insurance Series
  Hartford Advisers Fund Sub-Account                          Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                              Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account              Class IA of Hartford Capital Appreciation HLS
                                                              Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account               Class IA of Hartford Dividend and Growth HLS
                                                              Fund, Inc.
  Hartford International Advisers Fund Sub-Account*           Class IA of Hartford Global Advisers HLS
                                                              Fund, Inc. (formerly Hartford International
                                                              Advisers HLS Fund, Inc.)
  Hartford Global Leaders Sub-Account                         Class IA of Hartford Global Leaders HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Global Technology Sub-Account                      Class IA of Hartford Global Technology HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Growth and Income Fund Sub-Account                 Class IA of Hartford Growth and Income HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Index Fund Sub-Account                             Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities Fund Sub-Account       Class IA of Hartford International Opportunities
                                                              HLS Fund, Inc.
  Hartford MidCap Fund Sub-Account                            Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Money Market Fund Sub-Account                      Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account               Class IA of Hartford Mortgage Securities HLS
                                                              Fund, Inc.
  Hartford Small Company Fund Sub-Account                     Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                             Class IA of Hartford Stock HLS Fund, Inc.
  Putnam VT Asia Pacific Growth Fund Sub-Account              Class IA of Putnam VT Asia Pacific Growth Fund of
                                                              Putnam Variable Trust
  Putnam VT Diversified Income Fund Sub-Account               Class IA of Putnam VT Diversified Income Fund of
                                                              Putnam Variable Trust

* The name of the Hartford International Advisers Fund Sub-Account will be changing to Hartford Global Advisers Fund Sub-Account as soon as our computer system enhancements are completed.


                       SUB-ACCOUNT                                        PURCHASES SHARES OF:
  Putnam VT The George Putnam Fund of Boston Sub-Account  Class IA of Putnam VT The George Putnam Fund of
                                                          Boston of Putnam Variable Trust
  Putnam VT Global Asset Allocation Fund Sub-Account      Class IA of Putnam VT Global Asset Allocation Fund
                                                          of Putnam Variable Trust
  Putnam VT Global Growth Fund Sub-Account                Class IA of Putnam VT Global Growth Fund of Putnam
                                                          Variable Trust
  Putnam VT Growth and Income Fund Sub-Account            Class IA of Putnam VT Growth and Income Fund of
                                                          Putnam Variable Trust
  Putnam VT Health Sciences Fund Sub-Account              Class IA of Putnam VT Health Sciences Fund of Putnam
                                                          Variable Trust
  Putnam VT High Yield Fund Sub-Account                   Class IA of Putnam VT High Yield Fund of Putnam
                                                          Variable Trust
  Putnam VT Income Fund Sub-Account                       Class IA of Putnam VT Income Fund of Putnam Variable
                                                          Trust
  Putnam VT International Growth Fund Sub-Account         Class IA of Putnam VT International Growth Fund of
                                                          Putnam Variable Trust
  Putnam VT International Growth and Income Fund Sub-     Class IA of Putnam VT International Growth and
  Account                                                 Income Fund of Putnam Variable Trust
  Putnam VT International New Opportunities Fund Sub-     Class IA of Putnam VT International New
  Account                                                 Opportunities Fund of Putnam Variable Trust
  Putnam VT Investors Fund Sub-Account                    Class IA of Putnam VT Investors Fund of Putnam
                                                          Variable Trust
  Putnam VT Money Market Fund Sub-Account                 Class IA of Putnam VT Money Market Fund of Putnam
                                                          Variable Trust
  Putnam VT New Opportunities Fund Sub-Account            Class IA of Putnam VT New Opportunities Fund of
                                                          Putnam Variable Trust
  Putnam VT New Value Fund Sub-Account                    Class IA of Putnam VT New Value Fund of Putnam
                                                          Variable Trust
  Putnam VT OTC & Emerging Growth Fund Sub-Account        Class IA of Putnam VT OTC & Emerging Growth Fund of
                                                          Putnam Variable Trust
  Putnam VT Utilities Growth and Income Fund Sub-Account  Class IA of Putnam VT Utilities Growth and Income
                                                          Fund of Putnam Variable Trust
  Putnam VT Vista Fund Sub-Account                        Class IA of Putnam VT Vista Fund of Putnam Variable
                                                          Trust
  Putnam VT Voyager Fund Sub-Account                      Class IA of Putnam VT Voyager Fund of Putnam
                                                          Variable Trust
  Fidelity VIP II Asset Manager Portfolio Sub-Account     Initial Class of Fidelity VIP II Asset Manager
                                                          Portfolio
  Fidelity VIP Equity-Income Portfolio Sub-Account        Initial Class of Fidelity VIP Equity-Income
                                                          Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account             Initial Class of Fidelity VIP Overseas Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2001

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     9
----------------------------------------------------------------------
  Separate Account VL I                                           9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           12
----------------------------------------------------------------------
YOUR POLICY                                                      16
----------------------------------------------------------------------
PREMIUMS                                                         19
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 21
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              22
----------------------------------------------------------------------
LOANS                                                            22
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          23
----------------------------------------------------------------------
TAXES                                                            24
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                27
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        28
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              29
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, Guarantee Periods, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

x  Level Option: The death benefit equals the current Face Amount.

x Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

x Return of Premium Option: The death benefit is the current Face Amount plus the sum of the scheduled premiums paid.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

GUARANTEE PERIOD OPTIONS -- You have the ability to choose a Guarantee Period of one to ten years. During the Guarantee Period, additional contractual guarantees are provided, including the guarantee that the death benefit will be no less than the initial Face Amount and the policy will not lapse as long as certain scheduled premiums are paid or provided for by favorable investment experience.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a schedule of premiums when you purchase the policy. You may change your scheduled premiums, or pay additional premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."

RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable life insurance policy offered by us on the life of the insured.

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. You may apply the Cash Surrender Value to a continuation option as extended term insurance or paid-up insurance. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for life insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges, or if you do not pay your scheduled premium. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- After the Guarantee Period, partial withdrawals are allowed. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. One partial withdrawal is allowed per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES

        CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
Front-end sales load    When you pay premium.                 Policy Year        Percentage
                                                                   1                 50%
                                                                 2-10                11%
                                                                  11+                3%
Premium Related Tax     When you pay premium.              A percent of premium which varies by
Charge                                                     your state and municipality of
                                                           residence. The range of premium tax
                                                           charge is generally between 0%
                                                           and 4%.
                                                           This rate will change if your state
                                                           or municipality changes its premium
                                                           tax charges. It may change if you
                                                           change your state or municipality of
                                                           residence.
                                                           The amount of the surrender charge
Surrender Charges       When you surrender your policy or  in the first policy year is
                        if your policy lapses.             established by Hartford based on the
                                                           premiums paid during the first
                                                           policy year and the length of the
                                                           Guarantee Period. Subject to certain
                                                           limits imposed by state insurance
                                                           laws, the surrender charge decreases
                                                           by an equal amount each policy year
                                                           until it reaches zero during the
                                                           tenth policy year.
Face Amount Increase    On the first Monthly Activity      $100
Fee                     Date on or after the effective
                        date of the Face Amount increase.
Transfer Fees           When you make a transfer after     $25 per transfer.
                        the first transfer in any month.
Withdrawal Charge       When you take a withdrawal.        $50 per withdrawal.


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Front-end sales load                     All
Premium Related Tax                      All
Charge
Surrender Charges       Policies surrendered during the first
                        nine policy years, or if the policy
                        lapses.
Face Amount Increase    Policies where the owner has made an
Fee                     increase in the Face Amount.
Transfer Fees           Those policies with more than one
                        transfer per month.
Withdrawal Charge       Those policies where the owner has
                        made a withdrawal.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Cost of Insurance       Monthly.                             The charge is the maximum cost of
Charges                                                      insurance rate times the net amount
                                                             at risk. Maximum cost of insurance
                                                             rates are individualized, depending
                                                             on the insured's issue age, sex,
                                                             insurance class, substandard
                                                             ratings, and age of the policy.
Mortality and Expense   Monthly.                             For policy years 1 through 20, the
Risk Charge                                                  charge ranges from 1.40% annually
                                                             for a policy with a one-year
                                                             Guarantee Period, and decreases as
                                                             the length of the Guarantee Period
                                                             increases, to .60% on a policy with
                                                             a ten-year Guarantee Period. After
                                                             policy year 20, the charge for all
                                                             policies is expected to equal .60%
                                                             annually. However, Hartford
                                                             reserves the right to continue the
                                                             charge at the level in effect
                                                             during policy years 1 through 20,
                                                             except for policies with a one year
                                                             Guarantee Period, for which
                                                             Hartford reserves the right to
                                                             charge a mortality and expense risk
                                                             rate of .90%.
Administrative Charge   Monthly.                             $8.33 during the Guarantee Period.
                                                             $12 after the Guarantee Period.
Issue Charge            Monthly.                             $8.33, plus an amount that varies
                                                             by the insured's issue age and the
                                                             initial Face Amount.
Special Class Charge    Monthly.                             Individualized based on the
                                                             insured's special insurance class
                                                             rating.
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                        All
Charges
Mortality and Expense                    All
Risk Charge
Administrative Charge                    All
Issue Charge                             All
Special Class Charge    Only those Policies with benefits
                        rated for a special class.
Rider Charges           Only those policies with benefits
                        provided by rider.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the actual fees and expenses charged by the Funds for the year ended December 31, 2000. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES

                                                                                12B-1
                                                                             DISTRIBUTION                TOTAL FUND
                                                              MANAGEMENT   AND/OR SERVICING    OTHER     OPERATING
                                                                 FEES            FEES         EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                               0.66%           0.25%          0.04%       0.95%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund                 0.80%           0.25%          0.06%       1.11%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                                      0.36%           0.25%          0.02%       0.63%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                               0.34%           0.25%          0.01%       0.60%
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                      0.63%            N/A           0.03%       0.66%
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                          0.49%            N/A           0.03%       0.52%
-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                          0.63%            N/A           0.03%       0.66%
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                           0.65%            N/A           0.03%       0.68%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund (formerly Hartford
  International Advisers HLS Fund)                              0.76%            N/A           0.09%       0.85%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                0.75%            N/A           0.06%       0.81%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                             0.85%            N/A           0.07%       0.92%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                             0.76%            N/A           0.03%       0.79%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                         0.40%            N/A           0.03%       0.43%
-------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                   0.68%            N/A           0.10%       0.78%
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                        0.69%            N/A           0.03%       0.72%
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                  0.45%            N/A           0.03%       0.48%
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                           0.45%            N/A           0.03%       0.48%
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                 0.71%            N/A           0.03%       0.74%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                         0.46%            N/A           0.02%       0.48%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                              0.80%            N/A           0.27%       1.07%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                               0.68%            N/A           0.10%       0.78%
-------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                      0.65%            N/A           0.11%       0.76%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                          0.65%            N/A           0.14%       0.79%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                    0.66%            N/A           0.10%       0.76%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                0.46%            N/A           0.04%       0.50%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                  0.70%            N/A           0.09%       0.79%
-------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                       0.66%            N/A           0.08%       0.74%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                           0.61%            N/A           0.06%       0.67%
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                             0.76%            N/A           0.18%       0.94%
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                  0.80%            N/A           0.17%       0.97%
-------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                  1.00%            N/A           0.21%       1.21%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                        0.58%            N/A           0.07%       0.65%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                     0.42%            N/A           0.08%       0.50%
-------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                0.52%            N/A           0.05%       0.57%
-------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                        0.70%            N/A           0.09%       0.79%
-------------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                12B-1
                                                                             DISTRIBUTION                TOTAL FUND
                                                              MANAGEMENT   AND/OR SERVICING    OTHER     OPERATING
                                                                 FEES            FEES         EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                            0.70%            N/A           0.11%       0.81%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                      0.65%            N/A           0.07%       0.72%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                            0.60%            N/A           0.07%       0.67%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                          0.51%            N/A           0.05%       0.56%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                         0.53%            N/A           0.08%       0.61%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (1)                        0.48%            N/A           0.08%       0.56%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1)                             0.72%            N/A           0.17%       0.89%
-------------------------------------------------------------------------------------------------------------------

(1) Actual Total Fund Operating Expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                      12/1/00        AA+      Financial strength
--------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL I was established on June 8, 1995 under the laws of Connecticut.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD GLOBAL ADVISERS HLS FUND (FORMERLY HARTFORD INTERNATIONAL ADVISERS HLS
FUND) -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital by investing, under normal market conditions, 15% to 65% of the Fund's net assets in three sectors: U.S. government and other investment-grade, high yield (lower-rated bonds of U.S. corporations) and international (bonds of foreign governments and corporations). The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.

PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

* "Standard & Poor's," "S&P-Registered Trademark-," "S&P
500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Hartford Index HLS Fund.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT VISTA FUND -- Seeks capital appreciation.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

In addition, the fund may invest in all varieties of fixed income securities including, lower-quality debt securities maturing in more than one year. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.

FMR normally invests at least 65% of the fund's total assets in income-producing securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower quality debt securities.

FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

INVESTMENT ADVISORS -- American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Contract invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The front-end sales load is based on:

- the level of scheduled premiums;

- the length of the Guarantee Period; and

- the amount of any unscheduled premiums paid.

The maximum front-end sales load is:

- 50% in the first policy year;

- 11% in policy years 2 through 10;

- 3% in policy years 11 and on.

For all Guarantee Periods, the maximum amount of premiums paid in any policy year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of premiums paid in the first policy year subject to a front-end sales load is the Scheduled Premium.

The actual schedule of front-end sales loads for any given policy is specified in that policy. Generally, the shorter the Guarantee Period, the lower the front-end sales load. The levels range from those for the ten-year Guarantee Period described above to 0% on a policy with a one year Guarantee Period. However, there are other charges under the Policies that are lower for longer Guarantee Periods.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the charges for additional benefits provided by rider, if any;

- the charges for "special" insurance class rating, if any;

- the monthly administrative fee; and

- the mortality and expense risk charge

COST OF INSURANCE CHARGE -- The charge for the cost of insurance is equal to:

- the cost of insurance rate per $1,000; multiplied by

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

- the amount at risk; divided by

- $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the insured's risk class. We will determine the cost of insurance rate at the start of each policy year. Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

SPECIAL CLASS CHARGE -- A charge for a special insurance class rating of an insured may be made, if applicable, against the Account Value. This charge compensates Hartford for the additional mortality risk associated with individuals in such special classes.

MONTHLY ADMINISTRATIVE CHARGE AND ISSUE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs. This charge covers average expected cost. The monthly administrative charge will be $8.33 per month initially and is guaranteed never to exceed that level during the Guarantee Period. After the Guarantee Period, the charge is guaranteed never to exceed $12 per month.

Additionally, we assess a monthly charge in the first policy year to compensate us for the up-front costs of underwriting and issuing a policy. Subject to certain maximum levels, such charge currently is equal to $8.33 per month, plus an amount that varies by issue age and the policy's initial Face Amount. The monthly issue charge and the maximum levels of such charge for some sample issue ages are summarized in the following chart:

                                                                 MAXIMUM
        ISSUE                                                    MONTHLY
         AGE            MONTHLY FIRST POLICY YEAR ISSUE CHARGE   AMOUNT
-------------------------------------------------------------------------
          25            $8.33 plus $.0333 per $1,000 of IFA*      $50.00
-------------------------------------------------------------------------
          35            $8.33 plus $.0375 per $1,000 of IFA       $54.17
-------------------------------------------------------------------------
          45            $8.33 plus $.0417 per $1,000 of IFA       $62.50
-------------------------------------------------------------------------
          55            $8.33 plus $.0625 per $1,000 of IFA       $62.50
-------------------------------------------------------------------------
          65            $8.33 plus $.0708 per $1,000 of IFA       $62.50
-------------------------------------------------------------------------

* "IFA" refers to initial Face Amount

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge for any Monthly Activity Date is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

During the first 20 policy years, the longer the Guarantee Period is, the lower the mortality and expense risk charge rate will be. For policy years 1 through 20, the mortality and expense risk charge rate ranges from 1.40% annually for a policy with a one-year Guarantee Period, and decreases as the length of the Guarantee Period increases, to .60% on a policy with a ten-year Guarantee Period. After policy year 20, the mortality and expense risk charge rate for all policies is expected to equal .60% annually. However, we reserve the right to continue the mortality and expense risk charge rate at the level in effect during policy years 1 through 20, except for policies with a one year Guarantee Period, for which we reserve the right to charge a mortality and expense risk rate of .90%. There are other contractual charges that are higher for longer Guarantee Periods.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

SURRENDER CHARGES -- A surrender charge is assessed against the Account Value if your policy lapses or is surrendered during the first nine policy years. The amount of such surrender charge in the first policy year is established by us based on the premiums paid during the first policy year and the length of the Guarantee Period. Subject to certain limits imposed by state insurance laws, the surrender charge decreases by an equal amount each policy year until it reaches zero during the tenth policy year.

Specifically, the maximum first year surrender charge is equal to the sum of (i) a specified percentage of the scheduled premium up to the Guideline Annual Premium and (ii) 5% of the excess of

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the first year premium over the Guideline Annual Premium. The longer the Guarantee Period, the higher the percentage used to calculate the first year surrender charge. Such percentage equals 110% with respect to policies with a ten-year Guarantee Period and decreases as the selected Guarantee Period decreases to 10% for policies with a one-year Guarantee Period. There are other lower contractual charges applicable to longer Guarantee Periods.

The schedule of surrender charges for a policy is set forth in that policy. Additionally, your sales agent, upon request, will provide a schedule of surrender charges which would apply under any given circumstances.

EXAMPLES OF FRONT-END SALES LOADS AND SURRENDER CHARGES

The following is an example of the actual front-end sales loads and surrender charge schedule for a policy with a ten year Guarantee Period. The example uses the same specific information (i.e., issue age, Face Amount, premium level, etc.) as the illustration on page 9 of the Statement of Additional Information.

Death Benefit Option:                         Level
Face Amount:                                  $250,000
Guarantee Period:                             10 years
Charges Assumed:                              Current
Issue Age/Gender/Class:                       45/Male/Preferred Plus
Scheduled Premium:                            $4,000 per year
Guideline Annual Premium:                     $4,819.38
Assumed Gross Annual Investment Return:       0%

The "Total Cumulative Sales Load If Surrendered" column on the far right of the table below represents the sum of all loads which would have been assessed since the issuance of the policy assuming a surrender of the policy at the end of the corresponding policy year.

This is:

- the sum of the cumulative front-end sales load, plus

- the actual surrender charge for that policy year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

ADDITIONAL CHARGES/CREDITS IF SURRENDERED -- TEN YEAR GUARANTEE PERIOD

                        CUMULATIVE                                          TOTAL
                        FRONT-END     MAXIMUM    YEAR END    ACTUAL      CUMULATIVE
                          SALES      SURRENDER   ACCOUNT    SURRENDER   SALES LOAD IF
     POLICY YEAR           LOAD       CHARGE      VALUE      CHARGE*    SURRENDERED**
-------------------------------------------------------------------------------------
          1               $2,000      $4,400     $ 1,274     $1,274         $3,274
          2                2,440       3,911       4,172      3,911          6,351
          3                2,880       3,422       6,928      3,422          6,302
          4                3,320       2,933       9,582      2,933          6,253
          5                3,760       2,444      12,157      2,444          6,204
          6                4,200       1,956      14,669      1,956          6,156
          7                4,640       1,467      17,122      1,467          6,107
          8                5,080         978      19,532        978          6,058
          9                5,520         489      21,890        489          6,009
         10                5,960           0      21,187          0          5,960
         11                6,080           0      26,679          0          6,080
-------------------------------------------------------------------------------------

 * The Actual Surrender Charge assessed is the lesser of:

   - The contractual maximum surrender charge, or

   - Account Value at the end of the policy year.

** Assumes a surrender of the policy at the end of that policy year.

An example of the actual front-end sales load and surrender charge schedule for a policy with a one year Guarantee Period is shown below. The example uses the same specific information (i.e., issue age, Face Amount, premium level) as the illustration on page 9 of the Statement of Additional Information.

Death Benefit Option:                                      Level
Face Amount:                                               $250,000
Guarantee Period:                                          1 Year
Charges Assumed:                                           Current
Issue Age/Gender/Class:                                    45/Male/Preferred Plus
Scheduled Premium:                                         $4,000 per year
Guideline Annual Premium:                                  $4,819.38
Assumed Hypothetical Gross Annual Investment Return:       0%

The "Total Cumulative Sales Load If Surrendered" column on the far right of the table below represents the sum of all loads which would have been assessed since the issue of the policy assuming a surrender of the policy at the end of the corresponding policy year.

This is:

- the sum of the cumulative front-end sales load, plus

- the actual surrender charge for that policy year.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ADDITIONAL CHARGES IF SURRENDERED -- ONE YEAR GUARANTEE PERIOD

                        CUMULATIVE                                          TOTAL
                        FRONT-END     MAXIMUM    YEAR END    ACTUAL      CUMULATIVE
                          SALES      SURRENDER   ACCOUNT    SURRENDER   SALES LOAD IF
     POLICY YEAR           LOAD       CHARGE      VALUE      CHARGE*    SURRENDERED**
-------------------------------------------------------------------------------------
          1                 $0         $400      $ 3,195      $400           $400
          2                  0          355        6,415       355            355
          3                  0          311        9,457       311            311
          4                  0          267       12,363       267            267
          5                  0          222       15,163       222            222
          6                  0          178       17,872       178            178
          7                  0          133       20,500       133            133
          8                  0           89       23,057        89             89
          9                  0           44       25,542        44             44
         10                  0            0       27,942         0              0
         11                  0            0       30,194         0              0
-------------------------------------------------------------------------------------

 * The Actual Surrender Charge assessed is the lesser of:

   - The contractual maximum surrender charge, or

   - Account Value at the end of the policy year.

** Assumes a surrender of the policy at the end of that policy year.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not from the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR
SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein. Charges for the riders increase the Monthly Deduction Amount.

DEDUCTION AMOUNT WAIVER RIDER -- We will waive Monthly Deduction Amounts if the insured becomes totally disabled prior to age 65 for at least six months.

ACCIDENTAL DEATH BENEFIT RIDER -- We will increase the death proceeds if the insured dies from an accident.

INCREASE IN COVERAGE OPTION RIDER -- We will guarantee you the right to purchase a new flexible premium variable life insurance policy on the life of the insured, without evidence of insurability, if certain conditions are met. These conditions include:

- the original policy has been in force for five years,

- the insured's attained age is less than 80, and

- the Account Value of the original policy is sufficient to "pay up" the new policy under assumptions defined in the rider.

  The Face Amount of the new policy will be equal to the Face Amount, multiplied by a percentage which depends on the insured's age, gender (except where unisex rates are used) and insurance class. The scheduled premium fee for the new policy is based on the scheduled premium for the original policy.

MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of death of the insured, regardless of the age of the insured, subject to certain death benefit and premium restrictions.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

SURRENDER/CONTINUATION OPTIONS -- At any time prior to the maturity date, you may choose to have the Cash Surrender Value applied under one of the following options:

- Option A -- Surrender for Cash

- Option B -- Continue as Extended Term Insurance

- Option C -- Continue as Paid-Up Insurance

In addition, you may choose one of the above options if, during the Guarantee
Period:

- a required scheduled premium is not paid by the end of the grace period; and

- the Automatic Premium Loan Option is not elected or not available due to insufficient Cash Surrender Value.

You may notify us in writing of your choice within 61 days after the due date for the outstanding scheduled premium. If you do not notify us, we will automatically apply the Cash Surrender Value to Option B, or, Option C if the insurance class shown in your policy is "special." If your policy has no Cash Surrender Value, it will terminate at the end of the grace period.

The effective date of the surrender/continuation options will be the earlier of the date we receive your election request in writing or the end of the grace period. When a surrender/continuation option becomes effective, all benefit riders attached to a policy will terminate, unless otherwise provided in the rider.

The following are descriptions of each option:

OPTION A -- SURRENDER FOR CASH -- If you choose Option A, you must surrender your policy to us. We will pay you the Cash Surrender Value at the time of surrender, and our liability under the policy will cease.

OPTION B -- CONTINUATION OF POLICY AS EXTENDED TERM INSURANCE -- Option B is not available unless the insurance class shown in your policy is "standard" or "preferred." If you choose Option B, the extended term insurance death benefit will be the death benefit in effect on the effective date of the non-forfeiture benefit, less any Indebtedness. The term will begin on the effective date of Option B and will extend for a period of time equal to that which the Cash Surrender Value will provide as a net single premium at the insured's then attained age. At the end of such term, we will pay you any Cash Surrender Value not used to provide extended term insurance, and our liability under the policy will cease.

OPTION C -- CONTINUATION OF POLICY AS PAID-UP INSURANCE -- If you choose Option C, your policy will continue as paid-up life insurance. The amount of paid-up life insurance will be calculated using the Cash Surrender Value of your policy as a net single premium as of the effective date of this benefit at the insured's then-attained age. Hartford reserves the right to require evidence of insurability or limit the amount of Option C if the paid-up amount exceeds the death benefit in effect on the effective date of Option C. We will pay you any Cash Surrender Value not used to provide paid-up insurance.

If your policy is continued under Option B or Option C, as described above, the Cash Surrender Value available within 30 days after any policy anniversary will not be less than the Cash Value on such policy anniversary minus any Indebtedness.

BENEFITS AT MATURITY -- If the insured is living on the "maturity date" (the anniversary of the policy date on which the insured attained age 100), we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, the policy will terminate and Hartford will have no further obligations under the policy.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount, scheduled premiums, and the Guarantee Period. Policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have the ability to pay amounts greater or less than your scheduled premiums. Prior to policy issue, you can choose the level of the scheduled premiums, within a range determined by Hartford, based on the Face Amount and the insured's gender (except where unisex rates apply), issue age and risk classification.

During the Guarantee Period, Hartford will guarantee that your policy will not lapse, regardless of the investment experience of the Funds, provided that you pay the scheduled premiums when due and Indebtedness never exceeds the Cash Value. In addition, unscheduled premiums are allowed during the Guarantee Period. Even if you do not pay all scheduled premiums due during the Guarantee Period, your policy will stay in force as long as the Policy Surplus exceeds Indebtedness. After the Guarantee Period, you may change your scheduled premiums to any level you desire. Unscheduled premiums will continue to be allowed. Additionally, once the Guarantee Period has expired, your policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts. For more details, see "Lapse and Reinstatement."

SCHEDULED PREMIUMS -- You have the right to pay scheduled premiums annually, semiannually, quarterly, or monthly. The first scheduled premium is due on the policy date. During the Guarantee Period, each scheduled premium after the initial premium payment is due at the expiration of the period for which the preceding scheduled premium was paid. A scheduled premium may be paid at any time prior to its due date, subject to the premium limitations set forth in the Code.

During the Guarantee Period, your policy will not terminate due to insufficient Cash Value, regardless of the investment experience of the Funds, provided all scheduled premiums are paid when due and if Indebtedness does not exceed the Cash Value.

During the Guarantee Period, if you fail to pay a scheduled premium when due, and if, on the premium due date and for the rest of that policy year, the Policy Surplus exceeds Indebtedness, payment of such scheduled premium will not be required in that year or in any future policy year. Your policy will not terminate due to such nonpayment. However, future scheduled premiums during the Guarantee Period will be required unless the Policy Surplus continues to exceed Indebtedness in future policy years. In addition, as is true with any premium, your Account Value and Policy Surplus in future years will be greater if you make the premium payment.

For example, to determine whether or not non-payment of a scheduled premium in policy year 2 would result in a lapse, you would compare the actual Account Value on the first policy anniversary to the first Target Account Value. If the actual Account Value equals or is greater than the Target Account Value and Indebtedness remained less than the Policy Surplus, failure to pay any scheduled premiums due in policy year 2 would not result in a lapse.

After the Guarantee Period, Hartford will send you reminder notices to pay scheduled premiums during the insured's lifetime. Payment of the scheduled premium may not be sufficient to keep your policy in force after the end of the Guarantee Period.

UNSCHEDULED PREMIUMS -- Any premium payment we receive in an amount different from the scheduled premium will be considered an unscheduled premium. Unscheduled premiums of at least $50 can be made at any time while a policy is in force.

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Allocations must be in whole percentages. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, i.e., (with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of the scheduled premiums paid.

OPTION CHANGE -- After the Guarantee Period, you may change the Return of Premium Death Benefit Option or Return of Account Value Death Benefit Option to the Level Death Benefit Option. If you do, the Face Amount will become the amount available as a death benefit immediately prior to the Death Benefit Option change.

DEATH BENEFIT GUARANTEE -- During the Guarantee Period, your policy will not terminate due to insufficient Cash Surrender Value, regardless of the investment experience of the Funds, provided all scheduled premiums are paid when due and Indebtedness does not exceed the Cash Value.

The Guarantee Period you select will affect the benefits provided by your policy. Generally, the longer the Guarantee Period is, the higher front-end sales loads and surrender charges are. However, the advantages of a longer Guarantee Period include:

- a longer period during which your Death Benefit is guaranteed, regardless of the investment experience of the Sub-Accounts;

- a longer period during which your current administrative fees are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed administrative fees;

- a longer period during which your current cost of insurance rates are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed cost of insurance rates;

- lower current cost of insurance rates; and

- lower mortality and expense risk rates.

In addition, if you choose a Guarantee Period longer than five years, you may be given the right to purchase without any evidence of insurability, additional coverage, subject to limitations.

Because the different charges and fees depend on different factors, such as the length of the Guarantee Period, it is difficult to anticipate the net effect of such charges on policy values without a sales illustration. After consultation with your sales agent, once you decide on a combination of policy features, (e.g., Face Amount, level of scheduled premiums, Guarantee Period, and the insured's issue age and gender) the sales agent will provide you with an illustration which reflects the charges and benefits of that particular combination, and includes a summary of policy charges and fees. In addition, such illustrations are available for any permissible combination of benefits which you may request.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------
 Death Benefit Option               Level      Level
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the Guarantee Period, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the Monthly Deduction Amount for the first month after the effective date of the increase is made. The monthly administrative fee on the first Monthly Activity Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

Decreases in Face Amount will be applied as follows:

- to the most recent increase in the Face Amount; then

- successively to each prior increase in Face Amount; then

- to the initial Face Amount.

If you ask to decrease the Face Amount of your policy below the initial Face Amount, we will deduct, on a pro rata basis, a portion of any remaining surrender charge from your Account Value. The amount of the reduction will be equal to:

- the initial Face Amount, minus the requested Face Amount, multiplied by

- the surrender charge on the date of the request to change the Face Amount, divided by

- the initial Face Amount.

Your surrender charge will be reduced by the same amount.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

PARTIAL WITHDRAWALS -- After the Guarantee Period, partial withdrawals are allowed. The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The Face Amount is reduced by the amount of the partial withdrawal. Unless specified otherwise, a partial withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts.

We do not currently impose a partial withdrawal charge. However, we reserve the right to impose in the future a partial withdrawal charge of up to $50.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period ends the later of 10 days after you receive your policy, 10 days after we deliver to you a Notice of Right to Withdraw, or 45 days after you sign the application for your policy (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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of the Loan Account and the Indebtedness will be transferred on each Monthly
Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis. Policy loan rates are shown in the policy.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 2% (in most states) during the first ten policy years. Thereafter, the rate will be 3% (in most states). For preferred loans, the rate is 4% (in most states).

PREFERRED LOAN -- If, at any time after the tenth policy anniversary, the Cash Value exceeds the total of all premiums paid since issue, a Preferred Loan will be available. The amount available for a Preferred Loan is the amount by which the Cash Value exceeds total premiums paid. For policy years 11 and beyond, the amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate of 4% (in most states). The amount of Indebtedness that qualifies as a Preferred Loan is determined by Hartford on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of your Indebtedness at any time. The amount of policy loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and the Sub-Accounts in the same percentage as premium payments are allocated.

TERMINATION DUE TO EXCESSIVE INDEBTEDNESS -- If total Indebtedness equals or exceeds Cash Value under your policy, your policy will terminate 61 days after we have mailed notice to your last known address and to the last known address of any assignees of record. If sufficient loan repayment is not made by the end of such 61 day period, your policy will terminate without value.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

POLICY SURPLUS -- We use the Policy Surplus to determine whether a policy will terminate if scheduled premiums are not paid when due. If the Policy Surplus is greater than zero for a policy year, the scheduled premiums may not be required. However, if the Policy Surplus for a policy year during the Guarantee Period is zero, all scheduled premiums due in that year are required to be paid.

The Policy Surplus is determined as follows:

- The Policy Surplus for the first policy year is zero.

- The Policy Surplus for each subsequent policy year is (x) minus (y), but never less than zero where (x) is the Account Value at the end of the previous policy year; and (y) is the target Account Value, as shown in the policy, for the previous policy year.

Once determined for a given policy year, the Policy Surplus remains constant for the entire policy year.

LAPSE AND GRACE PERIOD -- During the Guarantee Period, if the Policy Surplus for a policy year is less than the Indebtedness or is zero on any given Monthly Activity Date, all scheduled premiums due in that policy year, on or before that date the Monthly Activity Date are required to be paid in order to keep the policy in force. With respect to any required scheduled premium not paid on or before its due date, we will allow a grace period which ends 61 days after the applicable Monthly Activity Date. During the grace period, the policy will continue in force. If any such required scheduled premium is not paid by the end of the grace period, the policy will terminate except as provided under the non-forfeiture options set forth in the policy or unless you have elected the Automatic Premium Loan Option (see "--Automatic Premium Loan Option," below) and there is sufficient Cash Value to cover the scheduled premium amounts due.

After the Guarantee Period, a policy may terminate 61 days after a Monthly Activity Date on which the Cash Surrender Value is less than zero. The 61-day period is the grace period. If sufficient premium payments are not made by the end of the grace period, a policy will terminate without value. Hartford will mail you and any assignee under the policy written notice of the amount of premium payments required to continue the policy in force at least 61 days before the end of the grace period. The amount of premiums required to be paid will be no greater then the amount, as of the date the grace period began, deducted from Account Value in payment of three Monthly Deduction Amounts. If such premiums are not paid by the end of the grace period, the policy will terminate.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- you make your reinstatement request within five years from the policy termination date;

- you submit satisfactory evidence of insurability;

- you pay all overdue required scheduled premiums, if any; and
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- if the Guarantee Period has expired at the time of policy reinstatement and if the amount paid in is insufficient to reinstate the policy, sufficient premiums must be paid to:

 - cover all Monthly Deduction Amounts that are due and unpaid during the grace period; and

 - keep the policy in force for three months after the date of reinstatement.

The Face Amount of the reinstated policy cannot exceed the Face Amount at the time of lapse. The Account Value on the policy reinstatement date will reflect:

- the Account Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement; minus

- a charge to reflect the benefits, if any, provided under the extended term or reduced paid-up options.

The surrender charges for the reinstated policy will be the same as they would have been on the original policy had no lapse and subsequent reinstatement of such policy taken place. Any Indebtedness at the time of termination must be repaid upon reinstatement of the policy or carried over to the reinstated policy.

AUTOMATIC PREMIUM LOAN OPTION -- If you elect the Automatic Premium Loan Option, we will automatically process a policy loan to pay any scheduled premium which is due and not paid by the end of its grace period following the due date. You may elect such option in your policy application or by request in writing, provided no scheduled premium is outstanding beyond its due date. In most states, automatic premium loans will be treated as Preferred Loans. See "Loans -- Preferred Loan."

The Automatic Premium Loan Option will not be available if:

- you have revoked the election of such option in writing; or

- the loan amount needed to pay any unpaid scheduled premium would exceed the Cash Surrender Value on the most recent scheduled premium due date.

In either instance, the surrender/continuation options will apply as of the end of the grace period.

In most states, if you have outstanding Indebtedness pursuant to the Automatic Premium Loan Option, we will allow you to restore the death benefit at the end of the Guarantee Period to the amount that it would have equaled had no Indebtedness been incurred pursuant to such option. In such case, we will not require you to provide evidence of insurability. To remove any such outstanding Indebtedness, we will reduce your Account Value, and the amount of Indebtedness outstanding at the end of the Guarantee Period by the sum of the policy loan incurred pursuant to the Automatic Premium Loan Option, plus all interest accrued thereon. There will be no reduction in the Face Amount of your policy as a result of this adjustment.

If you have outstanding Indebtedness pursuant to the Automatic Premium Loan Option at the end of the Guarantee Period and you have not previously elected to restore the death benefit at the end of a Guarantee Period as described above, we will assume that you have elected to restore the death benefit at the end of the Guarantee Period then in effect. We will notify you that we will make such adjustment unless you instruct us not to make this adjustment. Such notification will be made at least 30 days prior to the policy anniversary occurring at the end of such Guarantee Period.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Premiums -- Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------
death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the insured. If the Maturity Date of the policy is extended by rider, Hartford believes that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC.

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

ESTATE AND GENERATION-SKIPPING TAXES

When the Insured dies, the death proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the Insured owned the policy. If the policy owner was not the Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2001) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

If the policy owner (whether or not he or she is the Insured) transfers ownership of the policy to someone two or more

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the policy owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------
income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

IRS recently published Notice 2001-10 addressing the taxation of split dollar arrangements with life contracts. The Notice modified and revoked certain revenue rulings and was intended to provide interim guidance pending further action. In the Notice, among other things, the IRS indicated that generally employer payments in a split dollar arrangement must be treated either (1) as a loan from employer to employee, (2) as taxable compensation to the employee or
(3) as an employer investment in the contract. The Notice also indicates that similar principles should apply to split dollar arrangements in contexts other than employer/employee arrangements. The IRS has requested comments on the issues raised in the Notice and on any other issue of split dollar taxation for which further guidance is needed. Therefore, purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective policy owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GUARANTEE PERIOD: The period you select, of one to ten policy years, during which additional guarantees are provided. These guarantees include the guarantee that if scheduled premiums are paid, the death benefit will not be less than the initial Face Amount regardless of the investment performance of the Sub-Accounts.

GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under a policy through maturity, based on certain assumptions specified under federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday, an assumed annual net rate of return of 5% per year, and deduction of the fees and charges specified in a Policy. For purposes of the policies, the Guideline Annual Premium is used only in limiting front-end sales loads and surrender charges.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

POLICY SURPLUS: An amount which we calculate for each policy year during the Guarantee Period to determine whether or not payment of a scheduled premium is required.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

TARGET ACCOUNT VALUE: The Account Value, determined at policy issue, that would result on each policy anniversary assuming all annual scheduled premiums were paid when due (including the one due on that anniversary for the next policy year), a 6% net yield on assets (after fund level charges are deducted but before the mortality and expense risk charge is deducted) and current cost of insurance and expense charges.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company, sometimes referred to as "Hartford."

YOU, YOUR: the owner of the policy.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL I

This Statement of Additional Information is not a prospectus. To obtain a prospectus write us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 1, 2001
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2001

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 5
 ----------------------------------------------------------------------------
 EXPERTS                                                                  5
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             6
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     6
 ----------------------------------------------------------------------------
 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER
   VALUES                                                                 8
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                        EXECUTIVE OFFICERS AND DIRECTORS

NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Peter W. Cummins       Senior Vice President (1997-present), Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1997-Present), Vice President
                       (1989-1997), Hartford Life Insurance Company

Patrice Kelly-Ellis    Vice President (1999-present), Assistant Vice President
                       (1995-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1995-2000),
                       Hartford Life and Annuity Insurance Company

Timothy M. Fitch       Vice President & Actuary (1995-Present), Hartford Life
                       Insurance Company; Vice President & Actuary (1997-present),
                       Assistant Vice President & Actuary (1995-1997), Hartford
                       Life and Annuity Insurance Company

Mary Jane B. Fortin    Vice President & Chief Accounting Officer (1998 - Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life Insurance Company; Vice President & Chief
                       Accounting Officer (1998 - Present), Assistant Vice
                       President & Chief Accounting Officer (1998), Hartford Life
                       and Annuity Insurance Company, Vice President & Chief
                       Accounting Officer (1998-present), Servus Life Insurance
                       Company, Vice President & Chief Accounting Officer
                       (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice President
                       & Actuary (1995-1998), Director (1999-present), Hartford
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1998-present), Director (1999-present), Servus Life
                       Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company Ryan Johnson
                       Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1998-present), Hartford
                       Life Insurance Company; Vice President (1995-1997),
                       Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Director (1994-present), President (2000-present), Executive
                       Vice President (1997-2000), Senior Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Director (1994-Present), President (2000-present), Executive
                       Vice President (1995-2000), Hartford Life Insurance Company;
                       Director (1998-present), President (2000-present), Servus
                       Life Insurance Company; Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Deanne Osgood          Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Milliman & Robertson (1996-1999)

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Lowndes A. Smith       Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (1995-present),
                       President (1989-2000), Hartford Life and Annuity Insurance
                       Company; Director (1985-Present), Chairman of the Board
                       (2000-present), Chief Executive Officer (2000-present),
                       President (1989-Present), Chief Executive Officer
                       (1997-Present), Chief Operating Officer (1989-1997),
                       Hartford Life Insurance Company; Chairman of the Board and
                       Chief Executive Officer (2000-present), President & Chief
                       Executive Officer (1997-2000), President & Chief Operating
                       Officer (1995-1997), Director (1995-present), Hart Life
                       Insurance Company; Director (1998-present), Chairman of the
                       Board & Chief Executive Officer (2000-present), President
                       (1998-2000), Servus Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary for Hartford, and are included in reliance upon his opinion as to their reasonableness.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers will be 45% of the premiums paid up to a target premium and 5% of any excess. In Policy Years 2 through 10, sales commissions will not exceed 5.5% of premiums paid. For Policy Years 11 and later, sales commissions will not exceed 2% of the premiums paid. In addition, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Policy sold by such sales representative terminates prior to such Policy's second Policy anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not affect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:

NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Peter W. Cummins            Senior Vice President
-----------------------------------------------------------------
 David T. Foy                Treasurer
-----------------------------------------------------------------
 J. Richard Garrett          Vice President
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President, Director
-----------------------------------------------------------------
 Joseph F. Mahoney           Executive Vice President
-----------------------------------------------------------------
 Thomas A. Marra             President, Director
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary,
                             Director
-----------------------------------------------------------------
 Lowndes A. Smith            Chief Executive Officer
-----------------------------------------------------------------
 John C. Walters             Executive Vice President
-----------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end load portion of a deduction from premiums is based on the level of Scheduled premiums, the length of the Guarantee Period, and the amount of any Unscheduled Premiums Paid.

The maximum front-end sales load percentages for the policies are 50% of the premiums paid in the first Policy Year, 11% in Policy Years 2 through 10, and 3% thereafter.

For all Guaranteed Periods, the maximum amount of premiums paid in any Policy Year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of amount of premiums paid in the first Policy Year subject to a front-end sales load is the Scheduled Premium.

The actual schedule of front-end sales loads for any given policy is specified in that policy.

Generally, the shorter the Guarantee Period, the lower the front-end sales load. The levels range from those for the ten-year Guarantee Period described above to 0% on a policy with a One Year Guarantee Period. However, there are other charges under the policies that are lower for longer Guarantee Periods.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however we reserve the right to use rates less than shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be on the Insured's risk class. We will determine the cost of insurance rate at the start of each Policy Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

INCREASES IN FACE AMOUNT -- At any time after the Guarantee Period, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a new application and shall be accompanied by Your existing policy. All such requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy specifications page provided that the cost of insurance deduction for the month is made. The monthly administrative fee on the first Monthly Activity Date on or after the effective date of the increase will reflect a charge for the increase.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the Death Benefits, Account Values and Cash Surrender Values of a Policy may change with the investment experience of the Separate Account. They show how the Death Benefit, Account Value and Cash Surrender Value of a Policy issued to an Insured of a given age would vary over time if the investment return on the assets held in each Fund was a uniform, gross annual rate of 0%, 6% and 12%. The Death Benefit, Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They assume that no Policy loans or partial withdrawals have been made. The illustrations are also based on the assumption that the Policy Owner has not requested an increase or a decrease in the Face Amount and that no transfers among the Funds have been made in any Policy Year.

The tables illustrate a Policy issued to a Male Insured, Age 45 in the Preferred Premium Class with an Initial Face Amount of $250,000 and a Scheduled Premium that is paid at the beginning of each Policy Year. The Death Benefits, Account Values and Cash Surrender Values would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

The tables reflect the fact that the net return on the assets held in the Sub-Accounts is lower than the gross after-tax return of the Funds. This is because the illustrations assume an investment management fee and other estimated Fund expenses totaling 0.73%. The 0.73% figure is based on an average of the current management fees and expenses of the 42 available Funds, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Funds associated with a Policy may be more or less than 0.73%, will vary from year to year, and will depend on how the Account Value is allocated.

As the headings indicate, the illustrations reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. Those charges include the monthly mortality and expense risk charge, the monthly administrative charge, and the monthly mortality charge. All illustrations assume a charge of 1.75% for taxes attributable to premiums and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policies.

Each illustration also shows the amount to which premiums would accumulate if an amount equal to such premiums was invested to earn interest, after taxes, at a rate of 5%, compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Policy's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1          4,200        3,618       3,218    250,000      3,618       3,218    250,000
   2          8,610        7,687       7,331    250,000      7,177       6,821    250,000
   3         13,241       12,033      11,722    250,000     11,020      10,709    250,000
   4         18,103       16,733      16,466    250,000     15,174      14,908    250,000
   5         23,208       21,846      21,624    250,000     19,664      19,442    250,000
   6         28,568       27,434      27,256    250,000     24,514      24,336    250,000
   7         34,196       33,549      33,416    250,000     29,754      29,620    250,000
   8         40,106       40,262      40,173    250,000     35,412      35,323    250,000
   9         46,312       47,623      47,579    250,000     41,523      41,479    250,000
  10         52,827       55,690      55,690    250,000     48,124      48,124    250,000
  11         59,669       64,476      64,476    250,000     55,262      55,262    250,000
  12         66,852       74,052      74,052    250,000     62,990      62,990    250,000
  13         74,395       84,494      84,494    250,000     71,377      71,377    250,000
  14         82,314       95,903      95,903    250,000     80,489      80,489    250,000
  15         90,630      108,393     108,393    250,000     90,407      90,407    250,000
  16         99,361      122,024     122,024    250,000    101,220     101,220    250,000
  17        108,530      137,011     137,011    250,000    113,035     113,035    250,000
  18        118,156      153,517     153,517    250,000    125,975     125,975    250,000
  19        128,264      171,726     171,726    250,000    140,184     140,184    250,000
  20        138,877      191,850     191,850    250,000    155,845     155,845    250,000
  25        200,454      339,635     339,635    393,977    263,653     263,653    305,838
  30        279,043      581,733     581,733    622,454    434,176     434,176    464,568
------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1          4,200        3,406       3,006    250,000      3,406       3,006    250,000
   2          8,610        7,037       6,681    250,000      6,542       6,186    250,000
   3         13,241       10,690      10,379    250,000      9,735       9,424    250,000
   4         18,103       14,413      14,146    250,000     12,985      12,718    250,000
   5         23,208       18,232      18,009    250,000     16,287      16,065    250,000
   6         28,568       22,168      21,990    250,000     19,632      19,454    250,000
   7         34,196       26,232      26,098    250,000     23,013      22,880    250,000
   8         40,106       30,445      30,356    250,000     26,420      26,331    250,000
   9         46,312       34,804      34,760    250,000     29,840      29,795    250,000
  10         52,827       39,304      39,304    250,000     33,260      33,260    250,000
  11         59,669       43,889      43,889    250,000     36,668      36,668    250,000
  12         66,852       48,554      48,554    250,000     40,056      40,056    250,000
  13         74,395       53,288      53,288    250,000     43,416      43,416    250,000
  14         82,314       58,100      58,100    250,000     46,731      46,731    250,000
  15         90,630       62,996      62,996    250,000     49,984      49,984    250,000
  16         99,361       67,891      67,891    250,000     53,150      53,150    250,000
  17        108,530       72,885      72,885    250,000     56,207      56,207    250,000
  18        118,156       77,985      77,985    250,000     59,116      59,116    250,000
  19        128,264       83,192      83,192    250,000     61,839      61,839    250,000
  20        138,877       88,513      88,513    250,000     64,334      64,334    250,000
  25        200,454      122,244     122,244    250,000     71,963      71,963    250,000
  30        279,043      162,534     162,534    250,000     63,580      63,580    250,000
------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.73% NET)

                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1          4,200        3,195       2,795    250,000      3,195       2,795    250,000
   2          8,610        6,413       6,058    250,000      5,933       5,577    250,000
   3         13,241        9,450       9,139    250,000      8,551       8,240    250,000
   4         18,103       12,354      12,087    250,000     11,048      10,782    250,000
   5         23,208       15,148      14,926    250,000     13,419      13,197    250,000
   6         28,568       17,854      17,676    250,000     15,654      15,476    250,000
   7         34,196       20,475      20,341    250,000     17,745      17,612    250,000
   8         40,106       23,030      22,941    250,000     19,681      19,592    250,000
   9         46,312       25,511      25,467    250,000     21,450      21,406    250,000
  10         52,827       27,906      27,906    250,000     23,037      23,037    250,000
  11         59,669       30,152      30,152    250,000     24,431      24,431    250,000
  12         66,852       32,242      32,242    250,000     25,621      25,621    250,000
  13         74,395       34,159      34,159    250,000     26,601      26,601    250,000
  14         82,314       35,906      35,906    250,000     27,351      27,351    250,000
  15         90,630       37,486      37,486    250,000     27,851      27,851    250,000
  16         99,361       38,796      38,796    250,000     28,074      28,074    250,000
  17        108,530       39,944      39,944    250,000     27,992      27,992    250,000
  18        118,156       40,927      40,927    250,000     27,564      27,564    250,000
  19        128,264       41,735      41,735    250,000     26,742      26,742    250,000
  20        138,877       42,363      42,363    250,000     25,480      25,480    250,000
  25        200,454       44,606      44,606    250,000     10,778      10,778    250,000
  30        279,043       38,457      38,457    250,000          0           0    250,000
------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1          4,200        1,464           0    250,000      1,464           0    250,000
   2          8,610        4,916       1,005    250,000      4,916       1,005    250,000
   3         13,241        8,625       5,203    250,000      8,625       5,203    250,000
   4         18,103       12,661       9,728    250,000     12,661       9,728    250,000
   5         23,208       17,083      14,639    250,000     17,083      14,639    250,000
   6         28,568       21,950      19,994    250,000     21,950      19,994    250,000
   7         34,196       27,314      25,847    250,000     27,314      25,847    250,000
   8         40,106       33,245      32,267    250,000     33,245      32,267    250,000
   9         46,312       39,799      39,310    250,000     39,799      39,310    250,000
  10         52,827       47,035      47,035    250,000     47,035      47,035    250,000
  11         59,669       55,326      55,326    250,000     54,368      54,368    250,000
  12         66,852       64,431      64,431    250,000     62,375      62,375    250,000
  13         74,395       74,431      74,431    250,000     71,142      71,142    250,000
  14         82,314       85,440      85,440    250,000     80,752      80,752    250,000
  15         90,630       97,581      97,581    250,000     91,308      91,308    250,000
  16         99,361      110,927     110,927    250,000    102,923     102,923    250,000
  17        108,530      125,706     125,706    250,000    115,738     115,738    250,000
  18        118,156      142,100     142,100    250,000    129,910     129,910    250,000
  19        128,264      160,315     160,315    250,000    145,627     145,627    250,000
  20        138,877      180,586     180,586    250,000    163,127     163,127    250,000
  25        200,454      320,165     320,165    371,391    286,119     286,119    331,898
  30        279,043      549,061     549,061    587,495    487,048     487,048    521,141
------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1          4,200        1,369           0    250,000      1,369           0    250,000
   2          8,610        4,538         627    250,000      4,538         627    250,000
   3         13,241        7,747       4,324    250,000      7,747       4,324    250,000
   4         18,103       11,038       8,105    250,000     11,038       8,105    250,000
   5         23,208       14,439      11,995    250,000     14,439      11,995    250,000
   6         28,568       17,970      16,015    250,000     17,970      16,015    250,000
   7         34,196       21,642      20,176    250,000     21,642      20,176    250,000
   8         40,106       25,477      24,499    250,000     25,477      24,499    250,000
   9         46,312       29,475      28,986    250,000     29,475      28,986    250,000
  10         52,827       33,635      33,635    250,000     33,635      33,635    250,000
  11         59,669       38,239      38,239    250,000     37,242      37,242    250,000
  12         66,852       42,968      42,968    250,000     40,867      40,867    250,000
  13         74,395       47,813      47,813    250,000     44,507      44,507    250,000
  14         82,314       52,786      52,786    250,000     48,147      48,147    250,000
  15         90,630       57,895      57,895    250,000     51,773      51,773    250,000
  16         99,361       63,066      63,066    250,000     55,362      55,362    250,000
  17        108,530       68,395      68,395    250,000     58,896      58,896    250,000
  18        118,156       73,893      73,893    250,000     62,342      62,342    250,000
  19        128,264       79,569      79,569    250,000     65,665      65,665    250,000
  20        138,877       85,433      85,433    250,000     68,831      68,831    250,000
  25        200,454      117,387     117,387    250,000     81,116      81,116    250,000
  30        279,043      155,002     155,002    250,000     80,894      80,894    250,000
------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.73% NET)

                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1          4,200        1,274           0    250,000      1,274           0    250,000
   2          8,610        4,171         260    250,000      4,171         260    250,000
   3         13,241        6,925       3,503    250,000      6,925       3,503    250,000
   4         18,103        9,577       6,644    250,000      9,577       6,644    250,000
   5         23,208       12,150       9,706    250,000     12,150       9,706    250,000
   6         28,568       14,659      12,704    250,000     14,659      12,704    250,000
   7         34,196       17,109      15,642    250,000     17,109      15,642    250,000
   8         40,106       19,515      18,537    250,000     19,515      18,537    250,000
   9         46,312       21,868      21,380    250,000     21,868      21,380    250,000
  10         52,827       24,161      24,161    250,000     24,161      24,161    250,000
  11         59,669       26,647      26,647    250,000     25,636      25,636    250,000
  12         66,852       28,999      28,999    250,000     26,918      26,918    250,000
  13         74,395       31,200      31,200    250,000     27,999      27,999    250,000
  14         82,314       33,253      33,253    250,000     28,858      28,858    250,000
  15         90,630       35,158      35,158    250,000     29,474      29,474    250,000
  16         99,361       36,822      36,822    250,000     29,817      29,817    250,000
  17        108,530       38,339      38,339    250,000     29,859      29,859    250,000
  18        118,156       39,708      39,708    250,000     29,556      29,556    250,000
  19        128,264       40,922      40,922    250,000     28,858      28,858    250,000
  20        138,877       41,972      41,972    250,000     27,716      27,716    250,000
  25        200,454       43,613      43,613    250,000     13,452      13,452    250,000
  30        279,043       36,804      36,804    250,000          0           0          0
------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Utilities Growth and Income, Vista and Voyager sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                            BOND FUND   STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 13,555,483
      Cost $14,354,226
      Market Value.......  $15,018,147      --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 14,314,924
      Cost $91,716,675
      Market Value.......      --       $84,332,465
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 42,079,007
      Cost $42,079,007
      Market Value.......      --           --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 15,795,922
      Cost $44,728,821
      Market Value.......      --           --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 12,908,117
      Cost $70,363,060
      Market Value.......      --           --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 1,093,831
      Cost $1,195,240
      Market Value.......      --           --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 9,801,845
      Cost $35,715,674
      Market Value.......      --           --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 12,370,242
      Cost $18,043,315
      Market Value.......      --           --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 14,080,514
      Cost $29,085,258
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       6,255       263,244
  Receivable from fund
   shares sold...........      --           --
                           -----------  -----------
  Total Assets...........  15,024,402    84,595,709
                           -----------  -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --
  Payable for fund shares
   purchased.............       6,316       263,686
                           -----------  -----------
  Total Liabilities......       6,316       263,686
                           -----------  -----------
  Net Assets (variable
   life contract
   liabilities)..........  $15,018,086  $84,332,023
                           ===========  ===========
  Units Owned by
   Participants..........   9,214,454    24,137,781
  Unit Values............  $ 1.629840   $  3.493777

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                              MONEY                         CAPITAL          MORTGAGE                       INTERNATIONAL
                           MARKET FUND  ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  -------------  -----------------  ---------------  -------------  ------------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 13,555,483
      Cost $14,354,226
      Market Value.......      --            --              --                --               --              --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 14,314,924
      Cost $91,716,675
      Market Value.......      --            --              --                --               --              --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 42,079,007
      Cost $42,079,007
      Market Value.......  $42,079,007       --              --                --               --              --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 15,795,922
      Cost $44,728,821
      Market Value.......      --        $42,097,018         --                --               --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 12,908,117
      Cost $70,363,060
      Market Value.......      --            --           $76,493,409          --               --              --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 1,093,831
      Cost $1,195,240
      Market Value.......      --            --              --             $1,245,048          --              --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 9,801,845
      Cost $35,715,674
      Market Value.......      --            --              --                --           $36,509,071         --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 12,370,242
      Cost $18,043,315
      Market Value.......      --            --              --                --               --           $16,868,334
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 14,080,514
      Cost $29,085,258
      Market Value.......      --            --              --                --               --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............   2,143,597        111,744          205,192          --                61,999           27,048
  Receivable from fund
   shares sold...........      --            --              --                     30          --              --
                           -----------   -----------      -----------       ----------      -----------      -----------
  Total Assets...........  44,222,604     42,208,762       76,698,601        1,245,078       36,571,070       16,895,382
                           -----------   -----------      -----------       ----------      -----------      -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --              --                     36          --              --
  Payable for fund shares
   purchased.............   2,138,007        111,708          205,497          --                63,225           27,183
                           -----------   -----------      -----------       ----------      -----------      -----------
  Total Liabilities......   2,138,007        111,708          205,497               36           63,225           27,183
                           -----------   -----------      -----------       ----------      -----------      -----------
  Net Assets (variable
   life contract
   liabilities)..........  $42,084,597   $42,097,054      $76,493,104       $1,245,042      $36,507,845      $16,868,199
                           ===========   ===========      ===========       ==========      ===========      ===========
  Units Owned by
   Participants..........  28,997,602     15,802,097       19,926,202          772,238       11,255,212        8,562,842
  Unit Values............  $ 1.451313    $  2.664017      $  3.838820       $ 1.612252      $  3.243639      $  1.969930

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 13,555,483
      Cost $14,354,226
      Market Value.......      --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 14,314,924
      Cost $91,716,675
      Market Value.......      --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 42,079,007
      Cost $42,079,007
      Market Value.......      --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 15,795,922
      Cost $44,728,821
      Market Value.......      --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 12,908,117
      Cost $70,363,060
      Market Value.......      --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 1,093,831
      Cost $1,195,240
      Market Value.......      --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 9,801,845
      Cost $35,715,674
      Market Value.......      --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 12,370,242
      Cost $18,043,315
      Market Value.......      --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 14,080,514
      Cost $29,085,258
      Market Value.......  $29,901,505
  Due from Hartford Life
   and Annuity Insurance
   Company...............      225,139
  Receivable from fund
   shares sold...........      --
                           -----------
  Total Assets...........   30,126,644
                           -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............      225,639
                           -----------
  Total Liabilities......      225,639
                           -----------
  Net Assets (variable
   life contract
   liabilities)..........  $29,901,005
                           ===========
  Units Owned by
   Participants..........   10,997,679
  Unit Values............  $  2.718847

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 5,166,372
      Cost $7,097,463
      Market Value.......  $6,851,607       --
    Hartford
     International
     Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 672,020
      Cost $857,430
      Market Value.......      --         $ 772,061
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IA
      Shares 6,143,494
      Cost $12,478,397
      Market Value.......      --           --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IA
      Shares 7,511,239
      Cost $16,759,623
      Market Value.......      --           --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 585,263
      Cost $14,256,349
      Market Value.......      --           --
    Fidelity VIP Overseas
     Portfolio
      Shares 260,760
      Cost $5,603,056
      Market Value.......      --           --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 158,789
      Cost $2,676,554
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            12,669
  Receivable from fund
   shares sold...........      51,694       --
                           ----------     ---------
  Total Assets...........   6,903,301       784,730
                           ----------     ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      51,664       --
  Payable for fund shares
   purchased.............      --            12,672
                           ----------     ---------
  Total Liabilities......      51,664        12,672
                           ----------     ---------
  Net Assets (variable
   life contract
   liabilities)..........  $6,851,637     $ 772,058
                           ==========     =========
  Units Owned by
   Participants..........   5,178,625       666,404
  Unit Values............  $ 1.323061     $1.158542

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 5,166,372
      Cost $7,097,463
      Market Value.......       --            --            --            --             --
    Hartford
     International
     Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 672,020
      Cost $857,430
      Market Value.......       --            --            --            --             --
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IA
      Shares 6,143,494
      Cost $12,478,397
      Market Value.......   $10,364,634       --            --            --             --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IA
      Shares 7,511,239
      Cost $16,759,623
      Market Value.......       --        $18,530,280       --            --             --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 585,263
      Cost $14,256,349
      Market Value.......       --            --        $14,935,906       --             --
    Fidelity VIP Overseas
     Portfolio
      Shares 260,760
      Cost $5,603,056
      Market Value.......       --            --            --         $5,212,588        --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 158,789
      Cost $2,676,554
      Market Value.......       --            --            --            --           $2,540,627
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --            --              7,656         9,603           3,420
  Receivable from fund
   shares sold...........       198,663      103,651        --            --             --
                            -----------   -----------   -----------    ----------      ----------
  Total Assets...........    10,563,297   18,633,931     14,943,562     5,222,191       2,544,047
                            -----------   -----------   -----------    ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       198,667      103,684        --            --             --
  Payable for fund shares
   purchased.............       --            --              7,878         9,598           3,472
                            -----------   -----------   -----------    ----------      ----------
  Total Liabilities......       198,667      103,684          7,878         9,598           3,472
                            -----------   -----------   -----------    ----------      ----------
  Net Assets (variable
   life contract
   liabilities)..........   $10,364,630   $18,530,247   $14,935,684    $5,212,593      $2,540,575
                            ===========   ===========   ===========    ==========      ==========
  Units Owned by
   Participants..........     6,683,659    8,818,154      6,612,797     2,954,634       1,359,190
  Unit Values............   $  1.550742   $ 2.101375    $  2.258603    $ 1.764209      $ 1.869182

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 130,651
      Cost $1,777,715
      Market Value.......   $1,215,055       --
    Putnam VT Diversified
     Income Fund
      Shares 145,638
      Cost $1,452,945
      Market Value.......      --        $1,332,592
    Putnam VT The George
     Putnam Fund of
     Boston
      Shares 130,404
      Cost $1,341,176
      Market Value.......      --            --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 155,630
      Cost $2,808,912
      Market Value.......      --            --
    Putnam VT Global
     Growth Fund
      Shares 784,067
      Cost $16,245,370
      Market Value.......      --            --
    Putnam VT Growth and
     Income Fund
      Shares 1,235,268
      Cost $32,292,118
      Market Value.......      --            --
    Putnam VT Health
     Sciences Fund
      Shares 398,593
      Cost $4,780,179
      Market Value.......      --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        6,228       --
  Receivable from fund
   shares sold...........      --            --
                            ----------   ----------
  Total Assets...........    1,221,283    1,332,592
                            ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --
  Payable for fund shares
   purchased.............        6,029       --
                            ----------   ----------
  Total Liabilities......        6,029       --
                            ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $1,215,254   $1,332,592
                            ==========   ==========
  Units Owned by
   Participants..........       98,254      102,399
  Unit Values............   $12.368534   $13.013744

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  -----------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 130,651
      Cost $1,777,715
      Market Value.......       --             --            --           --           --
    Putnam VT Diversified
     Income Fund
      Shares 145,638
      Cost $1,452,945
      Market Value.......       --             --            --           --           --
    Putnam VT The George
     Putnam Fund of
     Boston
      Shares 130,404
      Cost $1,341,176
      Market Value.......    $1,429,227        --            --           --           --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 155,630
      Cost $2,808,912
      Market Value.......       --         $ 2,592,797       --           --           --
    Putnam VT Global
     Growth Fund
      Shares 784,067
      Cost $16,245,370
      Market Value.......       --             --        $14,191,613      --           --
    Putnam VT Growth and
     Income Fund
      Shares 1,235,268
      Cost $32,292,118
      Market Value.......       --             --            --       $31,931,687      --
    Putnam VT Health
     Sciences Fund
      Shares 398,593
      Cost $4,780,179
      Market Value.......       --             --            --           --       $5,823,442
  Due from Hartford Life
   and Annuity Insurance
   Company...............        31,791         11,392       30,677       39,867       25,981
  Receivable from fund
   shares sold...........       --             --            --           --           --
                             ----------    -----------   -----------  -----------  ----------
  Total Assets...........     1,461,018      2,604,189   14,222,290   31,971,554    5,849,423
                             ----------    -----------   -----------  -----------  ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --            --           --           --
  Payable for fund shares
   purchased.............        31,792         11,368       30,981       41,257       25,487
                             ----------    -----------   -----------  -----------  ----------
  Total Liabilities......        31,792         11,368       30,981       41,257       25,487
                             ----------    -----------   -----------  -----------  ----------
  Net Assets (variable
   life contract
   liabilities)..........    $1,429,226    $ 2,592,821   $14,191,309  $31,930,297  $5,823,936
                             ==========    ===========   ===========  ===========  ==========
  Units Owned by
   Participants..........       123,192        117,261      518,499    1,139,353      387,537
  Unit Values............    $11.601598    $ 22.111574   $27.369969   $28.024940   $15.028067

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 554,263
      Cost $6,368,873
      Market Value.......  $4,977,282       --
    Putnam VT Income Fund
      Shares 259,340
      Cost $3,366,785
      Market Value.......      --       $3,270,272
    Putnam VT
     International Growth
      Shares 742,860
      Cost $13,333,437
      Market Value.......      --           --
    Putnam VT
     International Growth
     and Income Fund
      Shares 224,964
      Cost $3,195,664
      Market Value.......      --           --
    Putnam VT
     International New
     Opportunities Fund
      Shares 252,917
      Cost $4,967,745
      Market Value.......      --           --
    Putnam VT Investors
     Fund
      Shares 640,141
      Cost $8,666,798
      Market Value.......      --           --
    Putnam VT Money
     Market Fund
      Shares 2,114,514
      Cost $2,114,514
      Market Value.......      --           --
    Due from Hartford
     Life and Annuity
     Insurance Company...       4,991        1,807
    Receivable from fund
     shares sold.........      --           --
                           ----------   ----------
    Total Assets.........   4,982,273    3,272,079
                           ----------   ----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...      --           --
    Payable for fund
     shares purchased....       4,995        1,801
                           ----------   ----------
    Total Liabilities....       4,995        1,801
                           ----------   ----------
    Net Assets (variable
     life contract
     liabilities)........  $4,977,278   $3,270,278
                           ==========   ==========
    Units Owned by
     Participants........     329,513      210,245
    Unit Values..........  $15.104931   $15.554626

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 554,263
      Cost $6,368,873
      Market Value.......       --            --             --             --           --
    Putnam VT Income Fund
      Shares 259,340
      Cost $3,366,785
      Market Value.......       --            --             --             --           --
    Putnam VT
     International Growth
      Shares 742,860
      Cost $13,333,437
      Market Value.......   $13,163,486       --             --             --           --
    Putnam VT
     International Growth
     and Income Fund
      Shares 224,964
      Cost $3,195,664
      Market Value.......       --         $2,987,525        --             --           --
    Putnam VT
     International New
     Opportunities Fund
      Shares 252,917
      Cost $4,967,745
      Market Value.......       --            --          $3,467,487        --           --
    Putnam VT Investors
     Fund
      Shares 640,141
      Cost $8,666,798
      Market Value.......       --            --             --         $7,912,140       --
    Putnam VT Money
     Market Fund
      Shares 2,114,514
      Cost $2,114,514
      Market Value.......       --            --             --             --       $2,114,514
    Due from Hartford
     Life and Annuity
     Insurance Company...        11,165         4,118          3,714        17,987        5,174
    Receivable from fund
     shares sold.........       --            --             --             --           --
                            -----------    ----------     ----------    ----------   ----------
    Total Assets.........    13,174,651     2,991,643      3,471,201     7,930,127    2,119,688
                            -----------    ----------     ----------    ----------   ----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       --            --             --             --           --
    Payable for fund
     shares purchased....        11,350         4,110          2,841        18,491        4,920
                            -----------    ----------     ----------    ----------   ----------
    Total Liabilities....        11,350         4,110          2,841        18,491        4,920
                            -----------    ----------     ----------    ----------   ----------
    Net Assets (variable
     life contract
     liabilities)........   $13,163,301    $2,987,533     $3,468,360    $7,911,636   $2,114,768
                            ===========    ==========     ==========    ==========   ==========
    Units Owned by
     Participants........       927,584       242,203        285,188       666,715    1,467,854
    Unit Values..........   $ 14.190947    $12.334829     $12.161659    $11.866595   $ 1.440721

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 840,840
      Cost $27,644,373
      Market Value.......   $25,132,700       --
    Putnam VT New Value
     Fund
      Shares 184,703
      Cost $2,226,462
      Market Value.......       --        $2,495,336
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 656,601
      Cost $11,521,979
      Market Value.......       --            --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 230,579
      Cost $3,869,486
      Market Value.......       --            --
    Putnam VT Vista Fund
      Shares 292,030
      Cost $6,219,105
      Market Value.......       --            --
    Putnam VT Voyager
     Fund
      Shares 893,064
      Cost $45,636,738
      Market Value.......       --            --
    Due from Hartford
     Life and Annuity
     Insurance Company...       118,227       12,547
    Receivable from fund
     shares sold.........       --            --
                            -----------   ----------
    Total Assets.........    25,250,927    2,507,883
                            -----------   ----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       --            --
    Payable for fund
     shares purchased....       114,667       12,507
                            -----------   ----------
    Total Liabilities....       114,667       12,507
                            -----------   ----------
    Net Assets (variable
     life contract
     liabilities)........   $25,136,260   $2,495,376
                            ===========   ==========
    Units Owned by
     Participants........       883,038      191,468
    Unit Values..........   $ 28.465667   $13.032864

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 840,840
      Cost $27,644,373
      Market Value.......       --              --           --           --
    Putnam VT New Value
     Fund
      Shares 184,703
      Cost $2,226,462
      Market Value.......       --              --           --           --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 656,601
      Cost $11,521,979
      Market Value.......    $7,262,010         --           --           --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 230,579
      Cost $3,869,486
      Market Value.......       --          $4,182,707       --           --
    Putnam VT Vista Fund
      Shares 292,030
      Cost $6,219,105
      Market Value.......       --              --       $5,738,382       --
    Putnam VT Voyager
     Fund
      Shares 893,064
      Cost $45,636,738
      Market Value.......       --              --           --       $43,599,400
    Due from Hartford
     Life and Annuity
     Insurance Company...       --               2,188       --           116,407
    Receivable from fund
     shares sold.........       211,398         --          185,776       --
                             ----------     ----------   ----------   -----------
    Total Assets.........     7,473,408      4,184,895    5,924,158    43,715,807
                             ----------     ----------   ----------   -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       221,675         --          187,550       --
    Payable for fund
     shares purchased....       --               3,196       --           117,644
                             ----------     ----------   ----------   -----------
    Total Liabilities....       221,675          3,196      187,550       117,644
                             ----------     ----------   ----------   -----------
    Net Assets (variable
     life contract
     liabilities)........    $7,251,733     $4,181,699   $5,736,608   $43,598,163
                             ==========     ==========   ==========   ===========
    Units Owned by
     Participants........       606,803        165,336      368,175     1,143,197
    Unit Values..........    $11.950712     $25.292126   $15.581180   $ 38.137060

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $   81,181   $    573,280
                           ----------   ------------
CAPITAL GAINS INCOME
 (LOSS)..................      --          7,977,400
                           ----------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     194,145         33,370
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   1,458,163    (14,411,718)
                           ----------   ------------
    Net gain (loss) on
     investments.........   1,652,308    (14,378,348)
                           ----------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,733,489   $ (5,827,668)
                           ==========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                              MONEY                         CAPITAL          MORTGAGE                        INTERNATIONAL
                           MARKET FUND  ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND    INDEX FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  -------------  -----------------  ---------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............  $1,840,891    $   328,475      $   488,549        $  7,896       $   296,720       $   215,292
                           ----------    -----------      -----------        --------       -----------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................        (726)     3,041,584        8,160,851         --                314,343         1,285,199
                           ----------    -----------      -----------        --------       -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --             29,993           52,132           1,580           (15,765)               32
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --         (3,696,482)      (3,072,683)         98,756        (4,143,365)       (3,769,802)
                           ----------    -----------      -----------        --------       -----------       -----------
    Net gain (loss) on
     investments.........      --         (3,666,489)      (3,020,551)        100,336        (4,159,130)       (3,769,770)
                           ----------    -----------      -----------        --------       -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,840,165    $  (296,430)     $ 5,628,849        $108,232       $(3,548,067)      $(2,269,279)
                           ==========    ===========      ===========        ========       ===========       ===========

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $  458,850
                            ----------
CAPITAL GAINS INCOME
 (LOSS)..................    2,183,478
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        8,345
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      166,949
                            ----------
    Net gain (loss) on
     investments.........      175,294
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $2,817,622
                            ==========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $  25,016     $  40,934
                            ---------     ---------
CAPITAL GAINS INCOME.....      81,974        33,553
                            ---------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       8,995          (159)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (534,796)     (110,451)
                            ---------     ---------
    Net (loss) gain on
     investments.........    (525,801)     (110,610)
                            ---------     ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(418,811)    $ (36,123)
                            =========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   --        $   --        $  195,271    $    54,276      $  59,219
                            -----------   ----------    ----------    -----------      ---------
CAPITAL GAINS INCOME.....     1,052,639      476,447       735,671        341,794        139,516
                            -----------   ----------    ----------    -----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        57,993      (28,427)       43,925            393          1,887
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (2,853,805)   1,122,417       164,846     (1,450,560)      (291,836)
                            -----------   ----------    ----------    -----------      ---------
    Net (loss) gain on
     investments.........    (2,795,812)   1,093,990       208,771     (1,450,167)      (289,949)
                            -----------   ----------    ----------    -----------      ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(1,743,173)  $1,570,437    $1,139,713    $(1,054,097)     $ (91,214)
                            ===========   ==========    ==========    ===========      =========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  40,548     $ 80,320
                            ---------     --------
CAPITAL GAINS INCOME.....      --           --
                            ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      (6,969)       1,036
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (824,297)     (75,712)
                            ---------     --------
    Net (loss) gain on
     investments.........    (831,266)     (74,676)
                            ---------     --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(790,718)    $  5,644
                            =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET     GLOBAL        GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION      GROWTH      AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  ------------  ------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............     $--           $  38,909    $   125,219   $   387,912   $   --
                              --------      ---------    -----------   -----------   ----------
CAPITAL GAINS INCOME.....      --             203,203      3,120,633     1,826,387       --
                              --------      ---------    -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........          (65)          (523)      (670,163)       13,527      (29,274)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      113,638       (352,851)    (8,946,977)      250,245    1,006,476
                              --------      ---------    -----------   -----------   ----------
    Net (loss) gain on
     investments.........      113,573       (353,374)    (9,617,140)      263,772      977,202
                              --------      ---------    -----------   -----------   ----------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....     $113,573      $(111,262)   $(6,371,288)  $ 2,478,071   $  977,202
                              ========      =========    ===========   ===========   ==========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $ 1,083,194   $183,258
                           -----------   --------
CAPITAL GAINS INCOME.....      --          --
                           -----------   --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized loss on
   security
   transactions..........     (584,476)    (2,126)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (1,176,789)    40,017
                           -----------   --------
    Net (loss) gain on
     investments.........   (1,761,265)    37,891
                           -----------   --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....  $  (678,071)  $221,149
                           ===========   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $  71,242      $ 127,626     $     1,170   $   --         $89,881
                             ---------      ---------     -----------   -----------    -------
CAPITAL GAINS INCOME.....      309,003        279,766         109,881       --          --
                             ---------      ---------     -----------   -----------    -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized loss on
   security
   transactions..........         (589)       (86,348)         (4,135)         (416)    --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (809,420)      (287,974)     (1,727,009)   (1,413,567)    --
                             ---------      ---------     -----------   -----------    -------
    Net (loss) gain on
     investments.........     (810,009)      (374,322)     (1,731,144)   (1,413,983)    --
                             ---------      ---------     -----------   -----------    -------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(429,764)     $  33,070     $(1,620,093)  $(1,413,983)   $89,881
                             =========      =========     ===========   ===========    =======

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
INVESTMENT INCOME:
  Dividends..............  $    --         $  17,148
                           ------------    ---------
CAPITAL GAINS INCOME.....     1,732,437       60,728
                           ------------    ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       (36,234)    (138,994)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (10,432,790)     304,285
                           ------------    ---------
    Net (loss) gain on
     investments.........   (10,469,024)     165,291
                           ------------    ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....  $ (8,736,587)   $ 243,167
                           ============    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............    $  --           $ 93,886     $  --       $     11,639
                             -----------     --------     ---------   ------------
CAPITAL GAINS INCOME.....         60,050      165,739        24,883      4,938,560
                             -----------     --------     ---------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       (911,086)       6,106       (38,351)      (154,369)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (4,874,389)     283,872      (700,965)   (13,073,200)
                             -----------     --------     ---------   ------------
    Net (loss) gain on
     investments.........     (5,785,475)     289,978      (739,316)   (13,227,569)
                             -----------     --------     ---------   ------------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(5,725,425)    $549,603     $(714,433)  $ (8,277,370)
                             ===========     ========     =========   ============

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
OPERATIONS:
  Net investment
   income................  $    81,181  $    573,280
  Capital gains income
   (loss)................      --          7,977,400
  Net realized gain
   (loss) on security
   transactions..........      194,145        33,370
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,458,163   (14,411,718)
                           -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,733,489    (5,827,668)
                           -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............    4,005,611    19,691,319
  Net transfers..........   (1,697,570)   23,416,147
  Surrenders for benefit
   payments and fees.....     (737,774)   (2,518,677)
  Net loan activity......     (354,792)     (626,939)
  Cost of insurance......     (887,676)   (5,367,261)
                           -----------  ------------
  Net increase in net
   assets resulting from
   unit transactions.....      327,799    34,594,589
                           -----------  ------------
  Net increase in net
   assets................    2,061,288    28,766,921
NET ASSETS:
  Beginning of period....   12,956,798    55,565,102
                           -----------  ------------
  End of period..........  $15,018,086  $ 84,332,023
                           ===========  ============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
OPERATIONS:
  Net investment
   income................  $   699,011  $    372,982
  Capital gains income...       18,913     2,119,332
  Net realized (loss)
   gain on security
   transactions..........       (2,719)      (22,268)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (842,711)    4,413,611
                           -----------  ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (127,506)    6,883,657
                           -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............    2,698,950    12,119,056
  Net transfers..........    9,691,325    23,050,670
  Surrenders for benefit
   payments and fees.....     (718,711)   (1,780,707)
  Net loan activity......      (99,513)     (238,423)
  Cost of insurance......     (497,251)   (2,526,384)
                           -----------  ------------
  Net increase in net
   assets resulting from
   unit transactions.....   11,074,800    30,624,212
                           -----------  ------------
  Net increase in net
   assets................   10,947,294    37,507,869
NET ASSETS:
  Beginning of period....    2,009,504    18,057,233
                           -----------  ------------
  End of period..........  $12,956,798  $ 55,565,102
                           ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                               MONEY                          CAPITAL          MORTGAGE                       INTERNATIONAL
                            MARKET FUND   ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  -----------------  ---------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................  $   1,840,891   $   328,475      $   488,549       $    7,896      $   296,720      $   215,292
  Capital gains income
   (loss)................           (726)    3,041,584        8,160,851          --               314,343        1,285,199
  Net realized gain
   (loss) on security
   transactions..........       --              29,993           52,132            1,580          (15,765)              32
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          (3,696,482)      (3,072,683)          98,756       (4,143,365)      (3,769,802)
                           -------------   -----------      -----------       ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,840,165      (296,430)       5,628,849          108,232       (3,548,067)      (2,269,279)
                           -------------   -----------      -----------       ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............    196,191,621     8,405,596       13,672,660          302,701        9,246,061        3,232,559
  Net transfers..........   (177,081,665)   10,932,539       24,261,852           36,574        4,792,625        7,858,524
  Surrenders for benefit
   payments and fees.....     (1,238,561)   (1,385,840)      (2,196,519)         (71,750)      (1,669,086)        (780,937)
  Net loan activity......     (8,579,896)     (128,622)        (718,104)          (8,436)        (164,615)        (103,522)
  Cost of insurance......     (6,960,037)   (2,530,284)      (3,974,925)         (56,944)      (2,404,530)        (707,005)
                           -------------   -----------      -----------       ----------      -----------      -----------
  Net increase in net
   assets resulting from
   unit transactions.....      2,331,462    15,293,389       31,044,964          202,145        9,800,455        9,499,619
                           -------------   -----------      -----------       ----------      -----------      -----------
  Net increase in net
   assets................      4,171,627    14,996,959       36,673,813          310,377        6,252,388        7,230,340
NET ASSETS:
  Beginning of period....     37,912,970    27,100,095       39,819,291          934,665       30,255,457        9,637,859
                           -------------   -----------      -----------       ----------      -----------      -----------
  End of period..........  $  42,084,597   $42,097,054      $76,493,104       $1,245,042      $36,507,845      $16,868,199
                           =============   ===========      ===========       ==========      ===========      ===========

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $   458,850
  Capital gains income
   (loss)................    2,183,478
  Net realized gain
   (loss) on security
   transactions..........        8,345
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      166,949
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,817,622
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    6,302,674
  Net transfers..........    3,682,904
  Surrenders for benefit
   payments and fees.....     (865,095)
  Net loan activity......     (559,674)
  Cost of insurance......   (1,504,640)
                           -----------
  Net increase in net
   assets resulting from
   unit transactions.....    7,056,169
                           -----------
  Net increase in net
   assets................    9,873,791
NET ASSETS:
  Beginning of period....   20,027,214
                           -----------
  End of period..........  $29,901,005
                           ===========

                               MONEY                          CAPITAL          MORTGAGE                       INTERNATIONAL
                            MARKET FUND   ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  -----------------  ---------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................  $   1,047,023   $   551,404      $   119,226       $   52,036      $   260,644      $    91,142
  Capital gains income...            562     1,057,290        1,346,774          --               232,059         --
  Net realized (loss)
   gain on security
   transactions..........       --                (966)          18,563           (1,722)           1,101           25,426
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       --             311,013        7,692,001          (39,099)       3,505,603        2,417,612
                           -------------   -----------      -----------       ----------      -----------      -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      1,047,585     1,918,741        9,176,564           11,215        3,999,407        2,534,180
                           -------------   -----------      -----------       ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............    140,220,886     5,793,490        8,084,428          412,204        5,041,446        2,369,344
  Net transfers..........   (119,807,605)   12,348,443        8,095,535          244,979       12,746,107         (345,670)
  Surrenders for benefit
   payments and fees.....       (491,397)     (500,173)        (913,711)        (315,043)      (1,035,217)        (342,765)
  Net loan activity......     (5,409,347)      (44,850)        (166,948)          (6,721)        (149,959)         (69,327)
  Cost of insurance......     (3,444,628)   (1,188,712)      (1,518,285)         (71,630)      (1,208,015)        (382,923)
                           -------------   -----------      -----------       ----------      -----------      -----------
  Net increase in net
   assets resulting from
   unit transactions.....     11,067,909    16,408,198       13,581,019          263,789       15,394,362        1,228,659
                           -------------   -----------      -----------       ----------      -----------      -----------
  Net increase in net
   assets................     12,115,494    18,326,939       22,757,583          275,004       19,393,769        3,762,839
NET ASSETS:
  Beginning of period....     25,797,476     8,773,156       17,061,708          659,661       10,861,688        5,875,020
                           -------------   -----------      -----------       ----------      -----------      -----------
  End of period..........  $  37,912,970   $27,100,095      $39,819,291       $  934,665      $30,255,457      $ 9,637,859
                           =============   ===========      ===========       ==========      ===========      ===========

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $   314,327
  Capital gains income...      499,713
  Net realized (loss)
   gain on security
   transactions..........       (2,211)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       22,405
                           -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      834,234
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    4,867,866
  Net transfers..........    6,916,438
  Surrenders for benefit
   payments and fees.....     (840,062)
  Net loan activity......     (140,021)
  Cost of insurance......     (972,972)
                           -----------
  Net increase in net
   assets resulting from
   unit transactions.....    9,831,249
                           -----------
  Net increase in net
   assets................   10,665,483
NET ASSETS:
  Beginning of period....    9,361,731
                           -----------
  End of period..........  $20,027,214
                           ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
OPERATIONS:
  Net investment
   income................  $   25,016     $  40,934
  Capital gains income...      81,974        33,553
  Net realized gain
   (loss) on security
   transactions..........       8,995          (159)
  Net unrealized
   (depreciation)
   appreciation of
   investments...........    (534,796)     (110,451)
                           ----------     ---------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (418,811)      (36,123)
                           ----------     ---------
UNIT TRANSACTIONS:
  Purchases..............   1,632,988       147,232
  Net transfers..........   3,435,093       512,170
  Surrenders for benefit
   payments and fees.....    (180,191)       (3,351)
  Net loan activity......     (24,756)       (4,075)
  Cost of insurance......    (548,706)      (57,470)
                           ----------     ---------
  Net increase in net
   assets resulting from
   unit transactions.....   4,314,428       594,506
                           ----------     ---------
  Net increase in net
   assets................   3,895,617       558,383
NET ASSETS:
  Beginning of period....   2,956,020       213,675
                           ----------     ---------
  End of period..........  $6,851,637     $ 772,058
                           ==========     =========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
OPERATIONS:
  Net investment
   income................  $    7,483     $   3,715
  Capital gains income...      17,234       --
  Net realized (loss)
   gain on security
   transactions..........      (4,508)          368
  Net unrealized
   appreciation of
   investments during the
   period................     282,943        24,842
                           ----------     ---------
  Net increase in net
   assets resulting from
   operations............     303,152        28,925
                           ----------     ---------
UNIT TRANSACTIONS:
  Purchases..............     366,470        38,551
  Net transfers..........   2,340,975       169,407
  Surrenders for benefit
   payments and fees.....     (31,360)      (20,325)
  Net loan activity......     (13,510)      --
  Cost of insurance......     (80,442)       (8,886)
                           ----------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   2,582,133       178,747
                           ----------     ---------
  Net increase in net
   assets................   2,885,285       207,672
NET ASSETS:
  Beginning of period....      70,735         6,003
                           ----------     ---------
  End of period..........  $2,956,020     $ 213,675
                           ==========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $   --        $   --        $   195,271   $    54,276      $   59,219
  Capital gains income...     1,052,639      476,447        735,671       341,794         139,516
  Net realized gain
   (loss) on security
   transactions..........        57,993      (28,427)        43,925           393           1,887
  Net unrealized
   (depreciation)
   appreciation of
   investments...........    (2,853,805)   1,122,417        164,846    (1,450,560)       (291,836)
                            -----------   -----------   -----------   -----------      ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (1,743,173)   1,570,437      1,139,713    (1,054,097)        (91,214)
                            -----------   -----------   -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     2,032,006    2,480,580      2,741,771     1,308,694         611,363
  Net transfers..........     8,054,342   11,631,518      1,253,453     1,536,995         336,077
  Surrenders for benefit
   payments and fees.....      (387,118)    (264,158)      (608,273)     (153,716)       (186,023)
  Net loan activity......       (41,506)     (48,137)       (93,428)      (46,225)          1,056
  Cost of insurance......      (606,287)    (890,653)      (714,646)     (247,450)       (127,261)
                            -----------   -----------   -----------   -----------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....     9,051,437   12,909,150      2,578,877     2,398,298         635,212
                            -----------   -----------   -----------   -----------      ----------
  Net increase in net
   assets................     7,308,264   14,479,587      3,718,590     1,344,201         543,998
NET ASSETS:
  Beginning of period....     3,056,366    4,050,660     11,217,094     3,868,392       1,996,577
                            -----------   -----------   -----------   -----------      ----------
  End of period..........   $10,364,630   $18,530,247   $14,935,684   $ 5,212,593      $2,540,575
                            ===========   ===========   ===========   ===========      ==========

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $   --        $   --        $   105,625   $    58,254      $   35,234
  Capital gains income...         3,946      148,450        233,487        93,957          44,630
  Net realized (loss)
   gain on security
   transactions..........           867      (12,844)         1,860       221,841           1,464
  Net unrealized
   appreciation of
   investments during the
   period................       716,883      638,826        132,738       896,895          89,708
                            -----------   -----------   -----------   -----------      ----------
  Net increase in net
   assets resulting from
   operations............       721,696      774,432        473,710     1,270,947         171,036
                            -----------   -----------   -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       492,570      518,046      2,649,542     1,343,347         511,702
  Net transfers..........     1,813,451    2,801,192      2,562,251    (1,869,595)        455,197
  Surrenders for benefit
   payments and fees.....       (33,140)     (25,676)      (361,687)     (176,455)        (42,732)
  Net loan activity......        (7,461)      (3,502)       (14,647)      (14,296)        (16,010)
  Cost of insurance......       (67,116)     (86,761)      (516,570)     (188,963)        (72,617)
                            -----------   -----------   -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,198,304    3,203,299      4,318,889      (905,962)        835,540
                            -----------   -----------   -----------   -----------      ----------
  Net increase in net
   assets................     2,920,000    3,977,731      4,792,599       364,985       1,006,576
NET ASSETS:
  Beginning of period....       136,366       72,929      6,424,495     3,503,407         990,001
                            -----------   -----------   -----------   -----------      ----------
  End of period..........   $ 3,056,366   $4,050,660    $11,217,094   $ 3,868,392      $1,996,577
                            ===========   ===========   ===========   ===========      ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $   40,548   $   80,320
  Capital gains income...      --            --
  Net realized (loss)
   gain on security
   transactions..........       (6,969)       1,036
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (824,297)     (75,712)
                            ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (790,718)       5,644
                            ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      283,135      182,381
  Net transfers..........      921,242      204,456
  Surrenders for benefit
   payments and fees.....     (198,903)     (10,921)
  Net loan activity......       66,191       (1,654)
  Cost of insurance......      (91,120)     (71,706)
                            ----------   ----------
  Net increase in net
   assets resulting from
   unit transactions.....      980,545      302,556
                            ----------   ----------
  Net increase (decrease)
   in net assets.........      189,827      308,200
NET ASSETS:
  Beginning of period....    1,025,427    1,024,392
                            ----------   ----------
  End of period..........   $1,215,254   $1,332,592
                            ==========   ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  --        $   53,173
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........       17,843        1,938
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      261,527      (37,046)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      279,370       18,065
                            ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      108,126      211,349
  Net transfers..........      666,162      183,678
  Surrenders for benefit
   payments and fees.....       (7,756)     (26,818)
  Net loan activity......       (3,445)        (133)
  Cost of insurance......      (19,412)     (48,582)
                            ----------   ----------
  Net increase in net
   assets resulting from
   unit transactions.....      743,675      319,494
                            ----------   ----------
  Net increase in net
   assets................    1,023,045      337,559
NET ASSETS:
  Beginning of period....        2,382      686,833
                            ----------   ----------
  End of period..........   $1,025,427   $1,024,392
                            ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................    $  --          $   38,909   $  125,219   $  387,912   $   --
  Capital gains income...       --             203,203    3,120,633    1,826,387       --
  Net realized (loss)
   gain on security
   transactions..........           (65)          (523)    (670,163)      13,527      (29,274)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       113,638       (352,851)  (8,946,977)     250,245    1,006,476
                             ----------     ----------   -----------  -----------  ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       113,573       (111,262)  (6,371,288)   2,478,071      977,202
                             ----------     ----------   -----------  -----------  ----------
UNIT TRANSACTIONS:
  Purchases..............       258,221        412,141    4,378,338    5,913,273      952,156
  Net transfers..........       569,680        639,843     (594,879)   9,647,522    2,761,934
  Surrenders for benefit
   payments and fees.....       (52,815)      (173,259)    (516,373)  (1,186,878)    (285,340)
  Net loan activity......        (8,228)       (35,270)    (395,780)    (275,647)     (19,829)
  Cost of insurance......       (89,665)      (126,292)  (1,063,875)  (1,598,367)    (301,944)
                             ----------     ----------   -----------  -----------  ----------
  Net increase in net
   assets resulting from
   unit transactions.....       677,193        717,163    1,807,431   12,499,903    3,106,977
                             ----------     ----------   -----------  -----------  ----------
  Net increase (decrease)
   in net assets.........       790,766        605,901   (4,563,857)  14,977,974    4,084,179
NET ASSETS:
  Beginning of period....       638,460      1,986,920   18,755,166   16,952,323    1,739,757
                             ----------     ----------   -----------  -----------  ----------
  End of period..........    $1,429,226     $2,592,821   $14,191,309  $31,930,297  $5,823,936
                             ==========     ==========   ===========  ===========  ==========

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................    $   14,180     $   24,983   $   38,016   $  155,610   $    1,301
  Capital gains income...           523         70,125      791,631      776,527       --
  Net realized gain
   (loss) on security
   transactions..........           996             80       (2,383)     (33,784)        (473)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (27,608)        95,549    6,067,598   (1,040,044)      21,618
                             ----------     ----------   -----------  -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (11,909)       190,737    6,894,862     (141,691)      22,446
                             ----------     ----------   -----------  -----------  ----------
UNIT TRANSACTIONS:
  Purchases..............       157,313        347,395    3,481,474    4,231,020      536,671
  Net transfers..........       468,303        541,483    1,913,864    6,270,754    1,133,137
  Surrenders for benefit
   payments and fees.....       (24,713)       (33,349)    (392,829)    (335,856)     (22,235)
  Net loan activity......       (16,345)        (4,153)     (82,403)     (65,775)        (274)
  Cost of insurance......       (30,579)       (78,837)    (576,892)    (857,222)     (82,181)
                             ----------     ----------   -----------  -----------  ----------
  Net increase in net
   assets resulting from
   unit transactions.....       553,979        772,539    4,343,214    9,242,921    1,565,118
                             ----------     ----------   -----------  -----------  ----------
  Net increase in net
   assets................       542,070        963,276   11,238,076    9,101,230    1,587,564
NET ASSETS:
  Beginning of period....        96,390      1,023,644    7,517,090    7,851,093      152,193
                             ----------     ----------   -----------  -----------  ----------
  End of period..........    $  638,460     $1,986,920   $18,755,166  $16,952,323  $1,739,757
                             ==========     ==========   ===========  ===========  ==========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $1,083,194   $  183,258
  Capital gains income...      --           --
  Net realized loss on
   security
   transactions..........    (584,476)      (2,126)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................  (1,176,789)      40,017
                           ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (678,071)     221,149
                           ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............   2,104,339      568,085
  Net transfers..........  (3,673,440)     359,655
  Surrenders for benefit
   payments and fees.....    (404,213)    (147,683)
  Net loan activity......    (193,798)     (31,233)
  Cost of insurance......    (473,947)    (182,576)
                           ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........  (2,641,059)     566,248
                           ----------   ----------
  Net (decrease) increase
   in net assets.........  (3,319,130)     787,397
NET ASSETS:
  Beginning of period....   8,296,408    2,482,881
                           ----------   ----------
  End of period..........  $4,977,278   $3,270,278
                           ==========   ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999


                           HIGH YIELD      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT*
                           -----------  ------------
OPERATIONS:
  Net investment
   income................  $  292,292    $  110,447
  Capital gains income...      --            32,951
  Net realized gain
   (loss) on security
   transactions..........         245         3,034
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (59,106)     (190,824)
                           ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     233,431       (44,392)
                           ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............   1,491,768       730,356
  Net transfers..........   5,301,286       530,713
  Surrenders for benefit
   payments and fees.....    (318,863)      (37,656)
  Net loan activity......    (316,408)        8,214
  Cost of insurance......    (287,610)     (184,497)
                           ----------    ----------
  Net increase in net
   assets resulting from
   unit transactions.....   5,870,173     1,047,130
                           ----------    ----------
  Net increase in net
   assets................   6,103,604     1,002,738
NET ASSETS:
  Beginning of period....   2,192,804     1,480,143
                           ----------    ----------
  End of period..........  $8,296,408    $2,482,881
                           ==========    ==========

  * Formerly Putnam U.S. Government and High Quality Sub-Account, change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $    71,242    $  127,626     $    1,170    $   --       $   89,881
  Capital gains income...       309,003       279,766        109,881        --           --
  Net realized loss on
   security
   transactions..........          (589)      (86,348)        (4,135)         (416)      --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (809,420)     (287,974)    (1,727,009)   (1,413,567)      --
                            -----------    ----------     ----------    ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (429,764)       33,070     (1,620,093)   (1,413,983)      89,881
                            -----------    ----------     ----------    ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............     1,435,031       440,328      1,011,919     1,697,960      219,571
  Net transfers..........    10,609,060     1,953,164      3,670,189     4,131,240      970,451
  Surrenders for benefit
   payments and fees.....      (338,693)      (31,063)      (114,866)     (177,820)      11,019
  Net loan activity......        18,343       (36,062)       (22,443)        9,869       44,148
  Cost of insurance......      (480,766)     (191,720)      (270,899)     (525,746)     (66,647)
                            -----------    ----------     ----------    ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    11,242,975     2,134,647      4,273,900     5,135,503    1,178,542
                            -----------    ----------     ----------    ----------   ----------
  Net (decrease) increase
   in net assets.........    10,813,211     2,167,717      2,653,807     3,721,520    1,268,423
NET ASSETS:
  Beginning of period....     2,350,090       819,816        814,553     4,190,116      846,345
                            -----------    ----------     ----------    ----------   ----------
  End of period..........   $13,163,301    $2,987,533     $3,468,360    $7,911,636   $2,114,768
                            ===========    ==========     ==========    ==========   ==========

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $   --         $  --          $       19    $   --       $   32,522
  Capital gains income...       --            --             --             --           --
  Net realized gain
   (loss) on security
   transactions..........         3,599          (330)            39           249       --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       627,287        78,520        224,583       645,354       --
                            -----------    ----------     ----------    ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       630,886        78,190        224,641       645,603       32,522
                            -----------    ----------     ----------    ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       276,961       141,351         85,042       763,172      180,914
  Net transfers..........     1,294,798       459,682        527,339     2,772,882      210,538
  Surrenders for benefit
   payments and fees.....       (12,488)      (14,071)       (23,805)      (25,132)     (17,823)
  Net loan activity......        (6,702)         (159)           (32)       (1,256)     (48,279)
  Cost of insurance......       (71,011)      (29,033)       (15,818)     (125,913)     (39,490)
                            -----------    ----------     ----------    ----------   ----------
  Net increase in net
   assets resulting from
   unit transactions.....     1,481,558       557,770        572,726     3,383,753      285,860
                            -----------    ----------     ----------    ----------   ----------
  Net increase in net
   assets................     2,112,444       635,960        797,367     4,029,356      318,382
NET ASSETS:
  Beginning of period....       237,646       183,856         17,186       160,760      527,963
                            -----------    ----------     ----------    ----------   ----------
  End of period..........   $ 2,350,090    $  819,816     $  814,553    $4,190,116   $  846,345
                            ===========    ==========     ==========    ==========   ==========

  * Formerly Putnam U.S. Government and High Quality Sub-Account, change effective on April 9, 1999.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment
   income................  $    --        $   17,148
  Capital gains income...     1,732,437       60,728
  Net realized (loss)
   gain on security
   transactions..........       (36,234)    (138,994)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (10,432,790)     304,285
                           ------------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (8,736,587)     243,167
                           ------------   ----------
UNIT TRANSACTIONS:
  Purchases..............     5,499,599      300,973
  Net transfers..........    12,598,148    1,321,391
  Surrenders for benefit
   payments and fees.....    (1,038,110)     (71,730)
  Net loan activity......      (312,765)      15,714
  Cost of insurance......    (1,641,260)    (132,438)
                           ------------   ----------
  Net increase in net
   assets resulting from
   unit transactions.....    15,105,612    1,433,910
                           ------------   ----------
  Net increase in net
   assets................     6,369,025    1,677,077
NET ASSETS:
  Beginning of period....    18,767,235      818,299
                           ------------   ----------
  End of period..........  $ 25,136,260   $2,495,376
                           ============   ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment
   income................  $    --        $        3
  Capital gains income...       106,172          690
  Net realized (loss)
   gain on security
   transactions..........        (6,713)         (66)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     6,825,628      (35,850)
                           ------------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     6,925,087      (35,223)
                           ------------   ----------
UNIT TRANSACTIONS:
  Purchases..............     2,811,112       44,339
  Net transfers..........     3,554,730      828,850
  Surrenders for benefit
   payments and fees.....      (456,839)      (5,976)
  Net loan activity......       (49,216)        (376)
  Cost of insurance......      (540,650)     (29,965)
                           ------------   ----------
  Net increase in net
   assets resulting from
   unit transactions.....     5,319,137      836,872
                           ------------   ----------
  Net increase in net
   assets................    12,244,224      801,649
NET ASSETS:
  Beginning of period....     6,523,011       16,650
                           ------------   ----------
  End of period..........  $ 18,767,235   $  818,299
                           ============   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................    $  --          $   93,886   $   --       $     11,639
  Capital gains income...         60,050       165,739       24,883      4,938,560
  Net realized (loss)
   gain on security
   transactions..........       (911,086)        6,106      (38,351)      (154,369)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (4,874,389)      283,872     (700,965)   (13,073,200)
                             -----------    ----------   ----------   ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (5,725,425)      549,603     (714,433)    (8,277,370)
                             -----------    ----------   ----------   ------------
UNIT TRANSACTIONS:
  Purchases..............      1,546,086       637,778    1,009,075      9,615,662
  Net transfers..........     10,615,138     1,035,976    4,771,280     13,182,346
  Surrenders for benefit
   payments and fees.....       (417,819)     (180,912)    (191,246)    (1,249,201)
  Net loan activity......       (386,877)      (54,425)     (28,537)      (449,799)
  Cost of insurance......       (563,439)     (201,272)    (321,020)    (2,695,452)
                             -----------    ----------   ----------   ------------
  Net increase in net
   assets resulting from
   unit transactions.....     10,793,089     1,237,145    5,239,552     18,403,556
                             -----------    ----------   ----------   ------------
  Net increase in net
   assets................      5,067,664     1,786,748    4,525,119     10,126,186
NET ASSETS:
  Beginning of period....      2,184,069     2,394,951    1,211,489     33,471,977
                             -----------    ----------   ----------   ------------
  End of period..........    $ 7,251,733    $4,181,699   $5,736,608   $ 43,598,163
                             ===========    ==========   ==========   ============

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................    $  --          $   49,760   $   --       $     15,233
  Capital gains income...          4,151        52,257       84,505      1,221,590
  Net realized (loss)
   gain on security
   transactions..........         11,233          (253)         454        (39,914)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        610,876       (99,311)     212,805      9,581,148
                             -----------    ----------   ----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        626,260         2,453      297,764     10,778,057
                             -----------    ----------   ----------   ------------
UNIT TRANSACTIONS:
  Purchases..............        169,618       536,290      190,448      5,464,827
  Net transfers..........      1,611,612       854,187      707,722      8,863,280
  Surrenders for benefit
   payments and fees.....       (218,538)      (87,831)       9,128       (548,816)
  Net loan activity......           (114)      (23,003)        (262)      (145,402)
  Cost of insurance......        (34,954)     (121,191)     (40,396)    (1,048,842)
                             -----------    ----------   ----------   ------------
  Net increase in net
   assets resulting from
   unit transactions.....      1,527,624     1,158,452      866,640     12,585,047
                             -----------    ----------   ----------   ------------
  Net increase in net
   assets................      2,153,884     1,160,905    1,164,404     23,363,104
NET ASSETS:
  Beginning of period....         30,185     1,234,046       47,085     10,108,873
                             -----------    ----------   ----------   ------------
  End of period..........    $ 2,184,069    $2,394,951   $1,211,489   $ 33,471,977
                             ===========    ==========   ==========   ============

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Separate Account VL I (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds (the Funds) as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance with the terms of the policies, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-32 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2000 and 1999, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2000          1999
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 1,181,509   $ 1,465,815
   Common Stocks                                           38,064        42,430
   Mortgage Loans                                          34,639        63,784
   Policy Loans                                            80,795        59,429
   Cash and Short-Term Investments                         65,526       267,579
   Other Invested Assets                                    1,150         2,892
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     1,401,683     1,901,929
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       21,605        21,069
   Other Assets                                           126,033        39,576
   Separate Account Assets                             45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Future Benefits             $   643,227   $   591,621
   Policy and Contract Claim Liabilities                   10,733         7,677
   Liability for Premium and Other Deposit Funds        1,565,998     1,969,262
   Asset Valuation Reserve                                  2,743         4,935
   Payable to Affiliates                                   20,917        14,084
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,461,556)   (1,377,927)
   Remittances and Items Not Allocated                    120,810       111,582
   Other Liabilities                                      107,186       118,464
   Separate Account Liabilities                        45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    46,353,385    46,304,740
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock                                             2,500         2,500
   Gross Paid-In and Contributed Surplus                  226,043       226,043
   Unassigned Funds                                       310,720       294,333
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       539,263       522,876
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 -----------------------------------------------------------------------------------------
                                                         2000         1999         1998
 -----------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $  772,847   $  621,789   $  469,343
   Annuity and Other Fund Deposits                     4,201,953    2,991,363    2,051,251
   Net Investment Income                                 107,937      122,322      129,982
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    121,671      379,905      444,241
   Reserve Adjustment on Reinsurance Ceded             1,287,942    1,411,342    3,185,590
   Fee Income                                            827,674      647,565      448,260
   Other Revenues                                          2,782          842        9,930
 -----------------------------------------------------------------------------------------
                                     TOTAL REVENUES    7,322,806    6,175,128    6,738,597
 -----------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             57,001       47,372       43,152
   Disability and Other Benefits                           5,827        6,270        6,352
   Surrenders and Other Fund Withdrawals               3,567,723    1,250,813      739,663
   Commissions                                           490,630      467,338      435,994
   Increase (Decrease) in Aggregate Reserves for
    Future Benefits                                       57,316       12,481      (10,711)
   (Decrease) Increase in Liability for Premium and
    Other Deposit Funds                                 (403,594)     (47,852)     218,642
   General Insurance Expenses                            253,565      192,196      190,979
   Net Transfers to Separate Accounts                  3,218,126    4,160,501    4,956,007
   Other Expenses                                         26,782       35,385       22,091
 -----------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    7,273,376    6,124,504    6,602,169
 -----------------------------------------------------------------------------------------
   Net Gain from Operations Before Federal Income
    Tax Expense (Benefit)                                 49,430       50,624      136,428
   Federal Income Tax Expense (Benefit)                   24,549      (10,231)      35,887
 -----------------------------------------------------------------------------------------
                           NET GAIN FROM OPERATIONS       24,881       60,855      100,541
 -----------------------------------------------------------------------------------------
   Net Realized Capital (Losses) Gains, after tax         (2,922)     (36,428)       2,085
 -----------------------------------------------------------------------------------------
                                         NET INCOME   $   21,959   $   24,427   $  102,626
 -----------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                        2000        1999        1998
 --------------------------------------------------------------------------------------
 COMMON STOCK,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                          $  2,500    $  2,500    $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                           226,043     226,043     226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                          294,333     247,969     143,257

   Net Income                                           21,959      24,427     102,626
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (4,653)      2,258       1,688
   Change in Reserve Valuation Basis                     5,711          --          --
   Change in Asset Valuation Reserve                     2,192      16,847      (8,112)
   Change in Non-Admitted Assets                        (3,646)      6,557      (1,277)
   Credit on Reinsurance Ceded                          (5,176)     (3,725)      9,787
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    310,720     294,333     247,969
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $539,263    $522,876    $476,512
 --------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                           FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------
                                             2000        1999        1998
----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $4,969,266  $3,613,217  $2,520,655
  Net Investment Income                      106,844     122,998     127,425
  Fee Income                                 827,674     647,565     448,260
  Commissions and Expense Allowances on
   Reinsurance Ceded                       1,403,553   1,787,523   3,624,256
  Other Income                                   179      11,800      20,448
                                          ----------  ----------  ----------
    Total Income                           7,307,516   6,183,103   6,741,044
                                          ----------  ----------  ----------
  Benefits Paid                            3,628,860   1,303,801     790,051
  Federal Income Tax Payments
   (Recoveries)                               74,791      (8,815)     25,780
  Net Transfers to Separate Accounts       3,289,217   4,364,914   5,222,144
  Other Expenses                             789,601     669,525     626,240
                                          ----------  ----------  ----------
    Total Benefits and Expenses            7,782,469   6,329,425   6,664,215
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    OPERATING ACTIVITIES    (474,953)   (146,322)     76,829
----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                      731,046     753,358     633,926
  Common Stocks                                  979         939      34,010
  Mortgage Loans                              33,304      53,704      85,275
  Other                                        1,718       1,490      19,990
                                          ----------  ----------  ----------
    Investment Proceeds                      767,047     809,491     773,201
                                          ----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                      454,987     804,947     586,913
  Common Stocks                                  484         464       7,012
  Mortgage Loans                               3,881      57,665      59,702
  Other                                       21,366      14,211      11,847
                                          ----------  ----------  ----------
    Total Investments Acquired               480,718     877,287     665,474
----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    INVESTING ACTIVITIES  $  286,329  $  (67,796) $  107,727
----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash (used) provided             (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
             FINANCING AND MISCELLANEOUS
                              ACTIVITIES     (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                   (202,053)   (202,376)    160,523
  Cash and Short-Term Investments,
   Beginning of Year                         267,579     469,955     309,432
----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   65,526  $  267,579  $  469,955
----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2000
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and accounting principles generally accepted in the United States ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than, as required under GAAP, establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting vs. tax return purposes;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                     2000            1999            1998
                                                                   -----------------------------------------
GAAP Net Income                                                    $ 140,954       $  75,654       $  74,525
Deferral and amortization of policy acquisition costs, net          (218,151)       (272,171)       (331,882)
Change in unearned revenue reserve                                    54,255         (64,915)         23,118
Deferred taxes                                                        27,039          57,833           2,476
Separate account expense allowance                                    71,092         214,388         259,287
Asset impairments and write-downs                                         --         (17,250)         17,250
Benefit reserve adjustment                                           (70,248)         11,491           5,360
Gain on commutation of reinsurance (Note 4)                               --              --          52,026
Prepaid reinsurance premium                                           (3,007)         (3,524)         (4,204)
Statutory voluntary reserve                                               --          (6,286)             --
Other, net                                                            20,025          29,207           4,670
                                                                   -----------------------------------------
                                      STATUTORY NET INCOME         $  21,959       $  24,427       $ 102,626
                                                                   -----------------------------------------

GAAP Stockholder's Equity                                          $ 826,049       $ 676,428       $ 648,097
Deferred policy acquisition costs                                  (2,105,975)     (1,887,824)     (1,615,653)
Unearned revenue reserve                                             150,220          95,965         160,951
Deferred taxes                                                       181,027         122,105          68,936
Separate account expense allowance                                 1,469,122       1,398,030       1,183,642
Asset impairments and write-downs                                         --              --          17,250
Unrealized (gains) losses on investments                             (13,933)         26,292         (24,955)
Benefit reserve adjustment                                            16,574          81,111          69,233
Asset valuation reserve                                               (2,743)         (4,935)        (21,782)
Prepaid reinsurance premium                                          (10,735)         (7,728)         (4,204)
Statutory voluntary reserve                                           (6,286)         (6,286)             --
Other, net                                                            35,943          29,718          (5,003)
                                                                   -----------------------------------------
                             STATUTORY CAPITAL AND SURPLUS         $ 539,263       $ 522,876       $ 476,512
                                                                   -----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2000 (including general and separate account liabilities) is as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     3,205         0.0%
At book value, less current surrender charge of 5% or more               966,665         2.2%
At market value                                                       42,542,387        96.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          43,512,257        98.5%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                            597,207         1.4%
Not subject to discretionary withdrawal:                                  44,577         0.1%
                                                                     -----------------------
                                                TOTAL, GROSS          44,154,041       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $44,154,041       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $2,743, $4,935 as of December 31, 2000 and 1999 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the original life of the bond or mortgage sold. The IMR balance as of December 31, 2000 and 1999 were asset balances of $3,582 and $981, respectively, and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital (losses) gains transferred to the IMR in 2000, 1999 and 1998 were $(3,096), $(1,255) and $852, respectively. The amount of (expense) income amortized from the IMR in 2000, 1999 and 1998 included in the Company's Statements of Operations, was $(495), $178, and $(207), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. The Company's domiciliary state has adopted Codification, and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $5,000 in statutory surplus.

3. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2000           1999           1998
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $ 95,980       $113,646       $123,370
Interest income from policy loans                                     4,923          3,494          3,133
Interest and dividends from other investments                         8,568          6,371          4,482
                                                                   --------------------------------------
Gross investment income                                             109,471        123,511        130,985
Less: investment expenses                                             1,534          1,189          1,003
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $107,937       $122,322       $129,982
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $  2,401       $    561       $ 10,905
Gross unrealized capital losses                                      (3,319)        (6,441)          (833)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                  (918)        (5,880)        10,072
Balance, beginning of year                                           (5,880)        10,072         21,451
                                                                   --------------------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS       $  4,962       $(15,952)      $(11,379)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    509       $  2,508       $  2,204
Gross unrealized capital losses                                      (2,113)           (24)        (1,871)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                (1,604)         2,484            333
Balance, beginning of year                                            2,484            333         (1,283)
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $ (4,088)      $  2,151       $  1,616
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                     2000           1999           1998
Bonds and short-term investments                                   $ (8,128)      $(37,959)      $  1,314
Common stocks                                                           217            104          1,624
Other invested assets                                                    10            172             (1)
                                                                   --------------------------------------
Realized capital (losses) gains                                      (7,901)       (37,683)         2,937
Capital gains tax benefit                                            (1,883)            --             --
                                                                   --------------------------------------
Net realized capital (losses) gains                                  (6,018)       (37,683)         2,937
Less: amounts transferred to the IMR                                 (3,096)        (1,255)           852
                                                                   --------------------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS       $ (2,922)      $(36,428)      $  2,085
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $740,995, $1,367,027 and $1,354,563, gross realized capital gains of $710, $1,106, and $1,705 and gross realized capital losses of $8,838, $39,065, and $391, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $979, $939, and $33,088, gross realized capital gains of $218, $115, and $1,688 and gross realized capital losses of $1, $11, and $64, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  710      $   --        $  --       $   --        $  20        $--      $   20
Other bonds and notes                   750           7            7           --           10          6          30
Short-term investments                  228          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,688           7            7            0           30          6          50
Other investments                        72          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,760      $    7        $   7       $   --        $  30        $ 6      $   50
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,051      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $ 6      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $  --       $   --        $  --        $--      $   --
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2000.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $    (7)   $    6,219
  --Guaranteed and sponsored -- asset backed                          123,714        --          --       123,714
States, municipalities and political subdivisions                         401         6          --           407
International governments                                               7,289       271          --         7,560
Public utilities                                                       17,797        --          --        17,797
All other corporate -- excluding asset-backed                         360,599     2,062      (3,312)      359,349
All other corporate -- asset-backed                                   544,620        --          --       544,620
Short-term investments                                                 38,813        --          --        38,813
Certificates of deposit                                                    --        --          --            --
Parents, subsidiaries and affiliates                                  121,420        --          --       121,420
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,220,817    $2,401     $(3,319)   $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $   (61)   $    4,732
Common stock -- affiliated                                             35,384        --      (2,052)       33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $(2,113)   $   38,064
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    4,768    $    1     $   (37)   $    4,732
  --Guaranteed and sponsored -- asset backed                          170,746        --          --       170,746
States, municipalities and political subdivisions                      10,401        --         (48)       10,353
International governments                                               7,351        94         (15)        7,430
Public utilities                                                       18,413        92         (73)       18,432
All other corporate -- excluding asset-backed                         592,233       374      (6,194)      586,413
All other corporate -- asset-backed                                   539,688        --          --       539,688
Short-term investments                                                228,105        --          --       228,105
Certificates of deposit                                                 5,158        --         (74)        5,084
Parents, subsidiaries and affiliates                                  117,057        --          --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920    $  561     $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,562    $1,105     $   (24)   $    5,643
Common stock -- affiliated                                             35,384     1,403          --        36,787
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,946    $2,508     $   (24)   $   42,430
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2000 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                                              2000
                                                  -----------------------------
                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  301,083         $  300,857
Over one year through five years                     449,486            449,149
Over five years through ten years                    380,551            380,264
Over ten years                                        89,697             89,629
                                                  -----------------------------
                                           TOTAL  $1,220,817         $1,219,899
                                                  -----------------------------

Bonds with a carrying value of $3,504 were on deposit as of December 31, 2000 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

The carrying amount and fair value of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                                2000                 1999
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 1,221    $ 1,220   $ 1,694    $ 1,688
  Common stocks                                               38         38        42         42
  Policy loans                                                81         81        59         59
  Mortgage loans                                              35         35        64         64
  Other invested assets                                        1          1         3          3
LIABILITIES
  Deposit funds and other benefits                       $ 1,642    $ 1,592   $ 2,051    $ 2,017
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly. In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
2000
Aggregate Reserves for Future Benefits                   $  900,216  $    --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $    --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $   986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $    --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $ 1,542  $   (16,238) $   62,828
Surrenders                                               $3,684,103  $    --  $  (116,380) $3,567,723

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1999
Aggregate Reserves for Future Benefits                   $  784,502  $    53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $   203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $ 1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $    --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $ 1,104  $   (12,713) $   53,642
Surrenders                                               $2,541,449  $    --  $(1,290,636) $1,250,813

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1998
Aggregate Reserves for Future Benefits                   $  713,375  $    50  $  (134,285) $  579,140
Policy and Contract Claim Liabilities                    $    5,895  $    85  $      (313) $    5,667
Premium and Annuity Considerations                       $  483,328  $24,954  $   (38,939) $  469,343
Annuity and Other Fund Deposits                          $6,461,470  $    --  $(4,410,219) $2,051,251
Death, Annuity, Disability and Other Benefits            $   64,331  $ 1,574  $   (16,401) $   49,504
Surrenders                                               $1,481,797  $    --  $  (742,134) $  739,663

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. Beginning in 2000, The Hartford and its subsidiaries will file a single consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999 and 1998. Federal income taxes paid (received) by the Company for operations and capital gains (losses) were $74,791, $(8,815), and $25,780 in 2000, 1999 and 1998, respectively. The effective tax (benefit) rate was 51%,
(73)%, and 27% in 2000, 1999 and 1998, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains (losses)) at the U.S. Federal Statutory rate to Federal income tax expense (benefit) (in millions) for the years ended December 31:

                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at U.S. Federal Statutory rate                         $ 16         $  5         $ 48
Tax deferred acquisition costs                                         22           31           25
Statutory to tax reserve differences                                    3           (7)           8
Investments                                                           (15)         (31)         (60)
Other                                                                  (3)          (8)          15
                                                                     ------------------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE         $ 23         $(10)        $ 36
                                                                     ------------------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to pay policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 2000, 1999 or 1998. The amount available for dividend in 2001 is approximately $53,676.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $648, $762 and $1,045 for 2000, 1999 and 1998, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2000, 1999 or 1998.

The assumed rate in the per capita cost of health care (the health care trend rate) was 6.5% for 2000, decreasing ratably to 5.0% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Common Stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $1 million and $1 million for 2000, 1999 and 1998, respectively.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $45.3 billion and $44.9 billion as of December 31, 2000 and 1999, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $622 million, $493 million, and $363 million in 2000, 1999 and 1998, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,212, $523 and $1,043 in 2000, 1999, and 1998, respectively, of which $1,074, $318, and $995 in 2000, 1999 and 1998, respectively were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

11. SUBSEQUENT EVENTS:

On January 25, 2001, The Hartford, through HLI, agreed to acquire the U.S. individual life insurance, annuity and mutual fund businesses of Fortis for $1.12 billion in cash. The Hartford will effect the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The Hartford plans to finance the transaction through the issuance of debt and equity securities.